                     GE LIFE & ANNUITY SEPARATE ACCOUNT III
                (formerly Life of Virginia Separate Account III)

                              Financial Statements

                          Year ended December 31, 1999

                  (With Independent Auditors' Report Thereon)

                     GE LIFE & ANNUITY SEPARATE ACCOUNT III

                               Table of Contents

                               December 31, 1999

                                                                            Page
                                                                            ----
Independent Auditors' Report...............................................  F-1
Financial Statements:
  Statements of Assets and Liabilities.....................................  F-2
  Statements of Operations.................................................  F-9
  Statements of Changes in Net Assets...................................... F-20
Notes to Financial Statements.............................................. F-42

                         Independent Auditors' Report

Policyholders
GE Life & Annuity Separate Account III
 and
The Board of Directors
GE Life and Annuity Assurance Company:

   We have audited the accompanying statements of assets and liabilities of GE Life & Annuity Separate Account III (the Account) (comprising the GE Investments Funds, Inc.--S&P 500 Index, Money Market, Total Return, International Equity, Real Estate Securities, Global Income, Value Equity, Income, U.S. Equity, and Premier Growth Equity Funds; the Oppenheimer Variable Account Funds--Bond/VA, Aggressive Growth/VA, Capital Appreciation/VA, High Income/VA and Multiple Strategies/VA Funds; the Variable Insurance Products Fund--Equity-Income, Growth and Overseas Portfolios; the Variable Insurance Products Fund II--Asset Manager and Contrafund Portfolios; the Variable Insurance Products Fund III--Growth & Income and Growth Opportunities Portfolios; the Federated Insurance Series--American Leaders, High Income Bond and Utility Funds II; the Alger American Fund--Small Capitalization and Growth Portfolios; the PBHG Insurance Series Fund, Inc.--PBHG Large Cap Growth and PBHG Growth II Portfolios; the Janus Aspen Series--Aggressive Growth, Growth, Worldwide Growth, Balanced, Flexible Income, International Growth and Capital Appreciation Portfolios; the Goldman Sachs Variable Insurance Trust--Growth and Income, and Mid Cap Value Funds; and the Salomon Brothers Variable Series Fund Inc.--Strategic Bond and Total Return Funds) as of December 31, 1999 and the related statements of operations and changes in net assets for the aforementioned funds and the GE Investments Funds, Inc.--Government Securities Fund; the Oppenheimer Variable Account Funds--Money Fund; the Variable Insurance Products Fund--Money Market and High Income Portfolios; and the Neuberger & Berman Advisers Management Trust--Balanced, Bond and Growth Portfolios, for each of the years or lesser periods in the three-year period then ended. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

   We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1999, by correspondence with the underlying mutual funds or their transfer agent. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

   In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective portfolios constituting GE Life & Annuity Separate Account III as of December 31, 1999 and the results of their operations and changes in their net assets for each of the years or lesser periods in the three-year period then ended in conformity with generally accepted accounting principles.


                                         KPMG LLP

Richmond, Virginia
February 11, 2000

                     GE LIFE & ANNUITY SEPARATE ACCOUNT III

                      Statements of Assets and Liabilities

                               December 31, 1999


                                         GE Investments Funds, Inc.
                          ---------------------------------------------------------
                           S&P 500     Money      Total                 Real Estate
                            Index      Market    Return   International Securities
                             Fund       Fund      Fund     Equity Fund     Fund
                          ---------- ---------- --------- ------------- -----------
Assets
Investment in GE Invest-
 ments Funds, Inc.,
 at fair value (note 2):
  S&P 500 Index Fund
   (297,321 shares;
   cost --
    $7,178,322)........   $8,354,713        --        --         --           --
  Money Market Fund
   (15,979,159 shares;
   cost --
    $15,979,159)........         --  15,979,159       --         --           --
  Total Return Fund
   (111,198 shares;
   cost -- $1,589,705)..         --         --  1,763,598        --           --
  International Equity
   Fund (30,022 shares;
   cost -- $387,380)....         --         --        --     434,424          --
  Real Estate Securities
   Fund (56,974 shares;
   cost -- $826,644)....         --         --        --         --       619,311
Receivable from affili-
 ate....................         --         --          5        --           --
Receivable for units
 sold...................      28,428     67,844       --         --           --
                          ---------- ---------- ---------    -------      -------
 Total assets...........   8,383,141 16,047,003 1,763,603    434,424      619,311
                          ---------- ---------- ---------    -------      -------
Liabilities
Accrued expenses payable
 to affiliate (note 3)..       9,094    616,281       884     24,598        4,824
Payable for units with-
 drawn..................         --         --        --         --           --
                          ---------- ---------- ---------    -------      -------
 Total liabilities......       9,094    616,281       884     24,598        4,824
                          ---------- ---------- ---------    -------      -------
Net assets attributable
 to variable life
 policyholders..........  $8,374,047 15,430,722 1,762,719    409,826      614,487
                          ========== ========== =========    =======      =======
Outstanding units.......     162,477    951,339    52,618     22,022       41,745
                          ========== ========== =========    =======      =======
Net asset value per
 unit...................  $    51.54      16.22     33.50      18.61        14.72
                          ========== ========== =========    =======      =======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT III

                      Statements of Assets and Liabilities

                               December 31, 1999


                                     GE Investments Funds, Inc. (continued)
                                 -----------------------------------------------
                                 Global   Value             U.S.      Premier
                                 Income  Equity   Income   Equity  Growth Equity
                                  Fund    Fund     Fund     Fund       Fund
                                 ------- ------- --------- ------- -------------
ASSETS
Investment in GE Investments
 Funds, Inc., at fair value
 (note 2):
  Global Income Fund (2,814
   shares; cost -- $27,571)....   26,986     --        --      --         --
  Value Equity Fund (47,931
   shares;
   cost -- $728,049)...........      --  756,828       --      --         --
  Income Fund (115,186 shares;
   cost of $1,402,038).........      --      --  1,325,786     --         --
  U.S. Equity Fund (3,436
   shares; cost $126,687)......      --      --        --  130,206        --
  Premier Growth Equity Fund
   (5,212 shares;
   cost $407,296)..............      --      --        --      --     462,041
Receivable from affiliate......      869     --        --      --         --
Receivable for units sold......      --      --        --      --         --
                                 ------- ------- --------- -------    -------
 Total assets..................   27,855 756,828 1,325,786 130,206    462,041
                                 ------- ------- --------- -------    -------
Liabilities
Accrued expenses payable to af-
 filiate (note 3)..............       12   1,482     1,436   1,351        241
Payable for units withdrawn....      --      --        --      --         --
                                 ------- ------- --------- -------    -------
 Total liabilities.............       12   1,482     1,436   1,351        241
                                 ------- ------- --------- -------    -------
Net assets attributable to
 variable life policyholders...  $27,843 755,346 1,324,350 128,855    461,800
                                 ======= ======= ========= =======    =======
Outstanding units..............    2,659  47,150   127,587  10,235     39,302
                                 ======= ======= ========= =======    =======
Net asset value per unit.......  $ 10.47   16.02     10.38   12.59      11.75
                                 ======= ======= ========= =======    =======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT III

                               December 31, 1999


                                   Oppenheimer Variable Account Funds
                         -------------------------------------------------------
                                    Aggressive   Capital      High     Multiple
                            Bond      Growth   Appreciation  Income   Strategies
                          Fund/VA    Fund/VA     Fund/VA     Fund/VA   Fund/VA
                         ---------- ---------- ------------ --------- ----------
Assets
Investment in Oppen-
 heimer Variable Ac-
 count Funds,
 at fair value (note
 2):
  Bond Fund/VA (139,174
   shares;
   cost --
    $1,672,807)........  $1,609,507       --          --          --        --
  Aggressive Growth
   Fund/VA (111,088
   shares;
   cost --
    $5,315,725)........         --  9,143,625         --          --        --
  Capital Appreciation
   Fund/VA (98,939
   shares;
   cost --
    $3,826,298)........         --        --    4,931,122         --        --
  High Income Fund/VA
   (426,138 shares;
   cost --
    $4,620,113)........         --        --          --    4,568,195       --
  Multiple Strategies
   Fund/VA (178,663
   shares;
   cost --
    $2,919,310)........         --        --          --          --  3,119,454
Receivable from affili-
 ate...................         --        --          --          167       --
Receivable for units
 sold..................         --        --          --          --        --
                         ---------- ---------   ---------   --------- ---------
 Total assets..........   1,609,507 9,143,625   4,931,122   4,568,362 3,119,454
                         ---------- ---------   ---------   --------- ---------
Liabilities
Accrued expenses pay-
 able to affiliate
 (note 3)..............       1,079     5,024      12,906       2,299     1,999
Payable for units with-
 drawn.................         --        --          --       46,876       --
                         ---------- ---------   ---------   --------- ---------
 Total liabilities.....       1,079     5,024      12,906      49,175     1,999
                         ---------- ---------   ---------   --------- ---------
Net assets attributable
 to variable life
 policyholders.........  $1,608,428 9,138,601   4,918,216   4,519,187 3,117,455
                         ========== =========   =========   ========= =========
Outstanding units......      71,486   136,764      94,309     137,529   102,886
                         ========== =========   =========   ========= =========
Net asset value per
 unit..................  $    22.50     66.82       52.15       32.86     30.30
                         ========== =========   =========   ========= =========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT III

                               December 31, 1999


                                         Variable Insurance         Variable Insurance    Variable Insurance
                                           Products Fund             Products Fund II      Products Fund III
                                  -------------------------------- -------------------- -----------------------
                                    Equity-                          Asset               Growth      Growth
                                    Income      Growth   Overseas   Manager  Contrafund & Income  Opportunities
                                   Portfolio  Portfolio  Portfolio Portfolio Portfolio  Portfolio   Portfolio
                                  ----------- ---------- --------- --------- ---------- --------- -------------
Assets
Investment in
 Variable
 Insurance
 Products Fund, at fair value
  (note 2):
  Equity-Income
   Portfolio
   (590,300
   shares;
   cost -
    $13,280,532)..                $15,716,608        --        --        --         --        --         --
  Growth
   Portfolio
   (287,466 shares;
   cost -
    $12,414,051)..                        --  15,790,513       --        --         --        --         --
  Overseas
   Portfolio
   (173,848 shares;
   cost -
    $3,651,770)..                         --         --  4,770,384       --         --        --         --
Investment in
 Variable
 Insurance
 Products Fund II, at fair value
  (note 2):
  Asset Manager
   Portfolio
   (517,412
   shares;
   cost -
   $7,973,391)..                          --         --        --  9,660,076        --        --         --
  Contrafund
   Portfolio
   (403,279 shares;
   cost -
    $8,857,815)..                         --         --        --        --  11,755,590       --         --
Investment in
 Variable
 Insurance
 Products Fund III, at fair value
  (note 2):
  Growth &
  Income
  Portfolio
  (87,651
  shares;
  cost -
   $1,461,635)..                          --         --        --        --         --  1,516,368        --
  Growth Opportunities
   Portfolio
   (39,247
   shares;
   cost -
    $812,281)...                          --         --        --        --         --        --     908,574
Receivable from
 affiliate......                          230        --        --        --      23,428       --         --
                                  ----------- ---------- --------- --------- ---------- ---------    -------
 Total assets...                   15,716,838 15,790,513 4,770,384 9,660,076 11,779,018 1,516,368    908,574
                                  ----------- ---------- --------- --------- ---------- ---------    -------
Liabilities
Accrued expenses
 payable to
 affiliate (note
 3).............                        7,618     16,329    43,411    27,664     11,737     1,752      1,488
Payable for
 units
 withdrawn......                          --         --        --    105,090        --        --         --
                                  ----------- ---------- --------- --------- ---------- ---------    -------
 Total liabili-
  ties..........                        7,618     16,329    43,411   132,754     11,737     1,752      1,488
                                  ----------- ---------- --------- --------- ---------- ---------    -------
Net assets
 attributable to
 variable life
 policyholders..                  $15,169,220 15,774,184 4,726,973 9,527,322 11,767,281 1,514,616    907,086
                                  =========== ========== ========= ========= ========== =========    =======
Outstanding
 units..........                      400,455    251,944   161,000   315,788    366,925    88,834     58,334
                                  =========== ========== ========= ========= ========== =========    =======
Net asset value
 per unit.......                  $     37.88      62.61     29.36     30.17      32.07     17.05      15.55
                                  =========== ========== ========= ========= ========== =========    =======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT III

                               December 31, 1999

                                                                                  PBHG Insurance
                          Federated Insurance Series     Alger American Fund     Series Fund, Inc.
                         ----------------------------- ------------------------ -------------------
                                                                                  PBHG
                         American  High Income             Small                Large Cap   PBHG
                          Leaders     Bond     Utility Capitalization  Growth    Growth   Growth II
                          Fund II    Fund II   Fund II   Portfolio    Portfolio Portfolio Portfolio
                         --------- ----------- ------- -------------- --------- --------- ---------
Assets
Investment in Federated
 Insurance Series, at
 fair value (note 2):
  American Leaders Fund
   II (44,516 shares;
   cost -- $877,245)...  $ 926,827        --       --          --           --       --        --
  High Income Bond Fund
   II (99,337 shares;
   cost -- $1,022,125)
   ....................        --   1,017,207      --          --           --       --        --
  Utility Fund II
   (28,888 shares; cost
   -- $380,495)........        --         --   414,542         --           --       --        --
Investment in Alger
 American Fund, at fair
 value (note 2):
  Small Capitalization
   Portfolio (51,163
   shares;
   cost --
    $2,160,133)........        --         --       --    2,821,633          --       --        --
  Growth Portfolio
   (85,848 shares;
   cost --
    $4,491,826)........        --         --       --          --     5,526,879      --        --
Investment in PBHG
 Insurance Series Fund,
 Inc. at fair value
 (note 2):
  PBHG Large Cap Growth
   Portfolio (12,373
   shares;
   cost -- $204,438)...        --         --       --          --           --   315,623       --
  PBHG Growth II
   Portfolio (14,378
   shares;
   cost -- $249,693)...        --         --       --          --           --       --    331,421
Receivable for units
 sold..................        --         --       --          --           --       --        --
                         ---------  ---------  -------   ---------    ---------  -------   -------
 Total assets..........    926,827  1,017,207  414,542   2,821,633    5,526,879  315,623   331,421
                         ---------  ---------  -------   ---------    ---------  -------   -------
Liabilities
Accrued expenses
 payable to affiliate
 (note 3)..............      1,343      1,051    1,154       2,507        2,967   27,661     2,338
Payable for units
 withdrawn.............        --         --       --          --           --       --        --
                         ---------  ---------  -------   ---------    ---------  -------   -------
 Total liabilities.....      1,343      1,051    1,154       2,507        2,967   27,661     2,338
                         ---------  ---------  -------   ---------    ---------  -------   -------
Net assets attributable
 to variable life
 policyholders.........  $ 925,484  1,016,156  413,388   2,819,126    5,523,912  287,962   329,083
                         =========  =========  =======   =========    =========  =======   =======
Outstanding units......     52,435     65,984   21,792     164,765      214,105   11,687    14,784
                         =========  =========  =======   =========    =========  =======   =======
Net asset value per
 unit..................  $   17.65      15.40    18.97       17.11        25.80    24.64     22.26
                         =========  =========  =======   =========    =========  =======   =======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT III

                               December 31, 1999

                                                        Janus Aspen Series
                          -------------------------------------------------------------------------------
                          Aggressive            Worldwide            Flexible  International   Capital
                            Growth     Growth     Growth   Balanced   Income      Growth     Appreciation
                           Portfolio  Portfolio Portfolio  Portfolio Portfolio   Portfolio    Portfolio
                          ----------- --------- ---------- --------- --------- ------------- ------------
Assets
Investment in Janus
 Aspen Series, at fair
 value (note 2):
  Aggressive Growth
   Portfolio (177,044
   shares; cost --
   $7,093,584)..........  $10,567,769       --         --        --       --           --           --
  Growth Portfolio
   (294,219 shares;
   cost -- $6,637,318)..          --  9,900,467        --        --       --           --           --
  Worldwide Growth
   Portfolio (385,152
   shares; cost --
   $10,897,432).........          --        --  18,390,996       --       --           --           --
  Balanced Portfolio
   (244,779 shares;
   cost -- $4,739,962)..          --        --         --  6,834,240      --           --           --
  Flexible Income
   Portfolio (31,715
   shares; cost --
    $373,704)...........          --        --         --        --   362,191          --           --
  International Growth
   Portfolio (98,788
   shares; cost --
   $2,310,335)..........          --        --         --        --       --     3,820,134          --
  Capital Appreciation
   Portfolio (110,129
   shares; cost --
   $2,759,243)..........          --        --         --        --       --           --     3,652,983
Receivable from
 affiliate..............          --        370      2,629       --       --           --           --
Receivable for units
 sold...................          --        --         --    106,766      --           --           --
                          ----------- --------- ---------- ---------  -------    ---------    ---------
 Total assets...........   10,567,769 9,900,837 18,393,625 6,941,006  362,191    3,820,134    3,652,983
                          ----------- --------- ---------- ---------  -------    ---------    ---------
Liabilities
Accrued expenses payable
 to affiliate (note 3)..       17,644     4,920      9,277     3,435      773        3,004        5,459
Payable for units
 withdrawn..............          --        --         --        --       --           --           --
                          ----------- --------- ---------- ---------  -------    ---------    ---------
 Total liabilities......       17,644     4,920      9,277     3,435      773        3,004        5,459
                          ----------- --------- ---------- ---------  -------    ---------    ---------
Net assets attributable
 to variable life
 policyholders..........  $10,550,125 9,895,917 18,384,348 6,937,571  361,418    3,817,130    3,647,524
                          =========== ========= ========== =========  =======    =========    =========
Outstanding units.......      211,129   293,473    476,525   284,911   26,831      134,264      113,207
                          =========== ========= ========== =========  =======    =========    =========
Net asset value per
 unit...................  $     49.97     33.72      38.58     24.35    13.47        28.43        32.22
                          =========== ========= ========== =========  =======    =========    =========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT III

                               December 31, 1999

                                              Goldman Sachs
                                                 Variable     Salomon Brothers
                                                Insurance         Variable
                                                  Trust       Series Fund Inc.
                                             ---------------- ----------------
                                              Growth
                                               and    Mid Cap Strategic Total
                                              Income   Value    Bond    Return
                                               Fund    Fund     Fund     Fund
                                             -------- ------- --------- ------
Assets
Investment in Goldman Sachs Variable
 Insurance Trust, at fair value (note 2):
  Growth and Income Fund (6,300 shares;
   cost -- $71,397)......................... $ 68,606     --       --     --
  Mid Cap Value Fund (28,992 shares; cost --
    $271,024)...............................      --  244,112      --     --
Investment in Salomon Brothers Variable
 Series Fund Inc., at fair value (note 2):
  Strategic Bond Fund (10,611 shares;
   cost -- $106,829)........................      --      --   102,505    --
  Total Return Fund (628 shares; cost --
    $6,852).................................                       --   6,428
Receivable from affiliate...................      --      --       --     --
Receivable for units sold...................      --      --       --     --
                                             -------- -------  -------  -----
 Total assets...............................   68,606 244,112  102,505  6,428
                                             -------- -------  -------  -----
Liabilities
Accrued expenses payable to affiliate (note
 3).........................................       37     210       57      3
Payable for units withdrawn.................      --      --       --     --
                                             -------- -------  -------  -----
 Total liabilities..........................       37     210       57      3
                                             -------- -------  -------  -----
Net assets attributable to variable life
 policyholders.............................. $ 68,569 243,902  102,448  6,425
                                             ======== =======  =======  =====
Outstanding units...........................    7,445  29,140   10,103    606
                                             ======== =======  =======  =====
Net asset value per unit.................... $   9.21    8.37    10.14  10.61
                                             ======== =======  =======  =====

                See accompanying notes to financial statements.

                     GE LIFE & ANNUITY SEPARATE ACCOUNT III

                            Statements of Operations


                                           GE Investments Funds, Inc.
                                    -------------------------------------------
                                              S&P 500               Government
                                               Index                Securities
                                                Fund                   Fund
                                    ------------------------------ ------------
                                      Year ended December 31,      Period ended
                                    ------------------------------ December 11,
                                       1999       1998      1997       1997
                                    ----------  ---------  ------- ------------
Investment income:
  Income -- Ordinary Dividends..... $   57,860     50,925   38,392       --
  Expenses -- Mortality and expense
   risk charges and administrative
   expenses (note 3)...............     97,457     62,371   30,270     9,821
                                    ----------  ---------  -------   -------
Net investment income (expense)....    (39,597)   (11,446)   8,122    (9,821)
                                    ----------  ---------  -------   -------
Net realized and unrealized gain
 (loss) on investments:
  Net realized gain (loss).........    547,538    398,018  125,533     2,596
  Unrealized appreciation
   (depreciation)..................    714,039    497,472  337,547    46,607
  Capital gain distributions.......     79,903    180,554   45,068       --
                                    ----------  ---------  -------   -------
Net realized and unrealized gain
 (loss) on investments.............  1,341,480  1,076,044  508,148    49,203
                                    ----------  ---------  -------   -------
Increase (decrease) in net assets
 from operations................... $1,301,883  1,064,598  516,270    39,382
                                    ==========  =========  =======   =======


                                  GE Investments Funds, Inc. (continued)
                             ---------------------------------------------------
                                   Money Market               Total Return
                                       Fund                       Fund
                             --------------------------  -----------------------
                              Year ended December 31,    Year ended December 31,
                             --------------------------  -----------------------
                               1999    1998      1997     1999    1998    1997
                             -------- -------  --------  ------- ------- -------
Investment income:
  Income -- Ordinary
   Dividends...............  $666,017 667,640   524,091   36,096  91,033  43,451
  Expenses -- Mortality and
   expense risk charges and
   administrative expenses
   (note 3)................   173,939 165,220   134,484   24,550  22,215  20,274
                             -------- -------  --------  ------- ------- -------
Net investment income
 (expense).................   492,078 502,420   389,607   11,546  68,818  23,177
                             -------- -------  --------  ------- ------- -------
Net realized and unrealized
 gain (loss) on
 investments:
  Net realized gain
   (loss)..................       --   (2,104) (256,503)  34,289   4,509   1,710
  Unrealized appreciation
   (depreciation)..........       --    2,104   287,655  110,595 183,805  26,729
  Capital gain distribu-
   tions...................       --      --        --    42,374     --  185,237
                             -------- -------  --------  ------- ------- -------
Net realized and unrealized
 gain (loss) on
 investments...............       --      --     31,152  187,258 188,314 213,676
                             -------- -------  --------  ------- ------- -------
Increase (decrease) in net
 assets from operations....  $492,078 502,420   420,759  198,804 257,132 236,853
                             ======== =======  ========  ======= ======= =======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT III

                               GE Investments Funds, Inc. (continued)
                         ------------------------------------------------------
                               International               Real Estate
                                Equity Fund              Securities Fund
                         --------------------------  --------------------------
                          Year ended December 31,    Year ended December 31,
                         --------------------------  --------------------------
                           1999     1998     1997     1999      1998     1997
                         --------  ------- --------  -------  --------  -------
Investment income:
  Income -- Ordinary
   Dividends............  $ 1,099   16,301    6,900   34,118    28,292   38,975
  Expenses -- Mortality
   and expense risk
   charges and
   administrative
   expenses (note 3)....    4,573    4,237   11,206    9,016    11,845   10,398
                         --------  ------- --------  -------  --------  -------
Net investment income
 (expense)..............   (3,474)  12,064   (4,306)  25,102    16,447   28,577
                         --------  ------- --------  -------  --------  -------
Net realized and
 unrealized gain (loss)
 on investments:
  Net realized gain
   (loss)...............      166    1,173  146,386  (51,641)  (76,333) 142,744
  Unrealized
   appreciation
   (depreciation).......   72,780    5,854   (6,150)  15,871  (155,043) (97,672)
  Capital gain distribu-
   tions................   26,382      --    79,345    1,796    26,116   72,382
                         --------  ------- --------  -------  --------  -------
Net realized and
 unrealized gain (loss)
 on investments.........   99,328    7,027  219,581  (33,974) (205,260) 117,454
                         --------  ------- --------  -------  --------  -------
Increase (decrease) in
 net assets from
 operations.............  $95,854   19,091  215,275   (8,872) (188,813) 146,031
                         ========  ======= ========  =======  ========  =======


                                                 GE Investments Funds, Inc.
                                                        (continued)
                                              ---------------------------------
                                                           Global
                                                        Income Fund
                                              ---------------------------------
                                                                   Period from
                                                  Year ended      September 15,
                                                 December 31,        1997 to
                                              ------------------- December 31,
                                                1999       1998       1997
                                              ---------  -------- -------------
Investment income:
  Income -- Ordinary Dividends............... $     376    1,547        629
  Expenses -- Mortality and expense risk
   charges and administrative expenses (note
   3)........................................    10,893      292         19
                                              ---------  -------      -----
Net investment income (expense)..............   (10,517)   1,255        610
                                              ---------  -------      -----
Net realized and unrealized gain (loss) on
 investments:
  Net realized gain (loss)...................  (174,205)      11
  Unrealized appreciation (depreciation).....    (1,207)   1,291       (669)
  Capital gain distributions.................        28       64         55
                                              ---------  -------      -----
Net realized and unrealized gain (loss) on
 investments.................................  (175,384)   1,366       (614)
                                              ---------  -------      -----
Increase (decrease) in net assets from
 operations.................................. $(185,901)   2,621         (4)
                                              =========  =======      =====

                     GE LIFE & ANNUITY SEPARATE ACCOUNT III

                                 GE Investments Funds, Inc. (continued)
                         ----------------------------------------------------------
                              Value Equity Fund                Income Fund
                         ----------------------------- ----------------------------
                                          Period from                  Period from
                           Year ended       June 17,     Year ended    December 12,
                          December 31,      1997 to     December 31,     1997 to
                         ---------------  December 31, --------------- December 31,
                          1999     1998       1997      1999     1998      1997
                         -------  ------  ------------ -------  ------ ------------
Investment income:
  Income -- Ordinary
   Dividends............ $ 6,020   2,603       368      69,103  69,756     3,329
  Expenses -- Mortality
   and expense risk
   charges and
   administrative
   expenses (note 3)....   9,700   7,471       710      18,770  18,068       733
                         -------  ------     -----     -------  ------    ------
Net investment income
 (expense)..............  (3,680) (4,868)     (342)     50,333  51,688     2,596
                         -------  ------     -----     -------  ------    ------
Net realized and
 unrealized gain (loss)
 on investments:
  Net realized gain
   (loss)...............  68,899   1,355       208        (784)  9,720    (2,508)
  Unrealized
   appreciation
   (depreciation).......  24,230   2,571     1,977     (90,951) 13,245     1,454
  Capital gain distribu-
   tions................     --   12,708     2,263       2,137  12,310       --
                         -------  ------     -----     -------  ------    ------
Net realized and
 unrealized gain (loss)
 on investments.........  93,129  16,634     4,448     (89,598) 35,275    (1,054)
                         -------  ------     -----     -------  ------    ------
Increase (decrease) in
 net assets from
 operations............. $89,449  11,766     4,106     (39,265) 86,963     1,542
                         =======  ======     =====     =======  ======    ======


                                   GE Investments Funds, Inc. (continued)
                                   ---------------------------------------
                                                                Premier
                                                             Growth Equity
                                       U.S. Equity Fund          Fund
                                   ------------------------- -------------
                                                Period from   Period from
                                                May 5, 1998  June 11, 1999
                                    Year ended       to           to
                                   December 31, December 31, December 31,
                                       1999         1998         1999
                                ------------ ------------ -------------
Investment income:
  Income -- Ordinary Dividends...     $  687          90           425
  Expenses -- Mortality and
   expense risk charges and
   administrative expenses
   (note 3)......................        702          39         1,970
                                      ------        ----        ------
Net investment income (expense)..        (15)         51        (1,545)
                                      ------        ----        ------
Net realized and unrealized gain
 (loss) on investments:
  Net realized gain (loss).......        520          89           139
  Unrealized appreciation
   (depreciation)................      3,276         243        54,745
  Capital gain distributions.....      6,179         199        13,746
                                      ------        ----        ------
Net realized and unrealized gain
 (loss) on investments...........      9,975         531        68,630
                                      ------        ----        ------
Increase (decrease) in net assets
 from operations.................     $9,960         582        67,085
                                      ======        ====        ======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT III

                                      Oppenheimer Variable Account Funds
                         -----------------------------------------------------------------
                          Money
                           Fund         Bond Fund/VA          Aggressive Growth Fund/VA
                         -------- -------------------------- -----------------------------
                          Period
                          ended
                         December
                           11,    Year Ended December 31,      Year ended December 31,
                         -------- -------------------------- -----------------------------
                           1997     1999     1998     1997     1999       1998      1997
                         -------- --------  -------  ------- ---------  ---------  -------
Investment income:
  Income -- Ordinary
   Dividends............ $ 7,779    96,549   30,639  123,712        --     16,972   13,590
  Expenses -- Mortality
   and expense risk
   charges and
   administrative
   expenses (note 3)....   1,958    30,625   44,412   21,914    89,368     92,177   80,784
                         -------  --------  -------  ------- ---------  ---------  -------
  Net investment income
   (expense)............   5,821    65,924   13,773  101,798   (89,368)   (75,205) (67,194)
                         -------  --------  -------  ------- ---------  ---------  -------
Net realized and
 unrealized gain (loss)
 on investments:
  Net realized gain
   (loss) ..............     --    (61,516) 140,916   11,410 1,178,701  1,139,675  362,326
  Unrealized
   appreciation
   (depreciation).......     --    (84,560) (22,639)  14,947 3,216,453   (392,601)  69,894
  Capital gain distribu-
   tions................     --      9,549   28,282    4,923       --     171,601  258,219
                         -------  --------  -------  ------- ---------  ---------  -------
  Net realized and
   unrealized gain
   (loss) on
   investments..........     --   (136,527) 146,559   31,280 4,395,154    918,675  690,439
                         -------  --------  -------  ------- ---------  ---------  -------
  Increase (decrease) in
   net assets from
   operations........... $ 5,821   (70,603) 132,786  133,078 4,305,786    843,470  623,245
                         =======  ========  =======  ======= =========  =========  =======


                                                         Oppenheimer Variable Account Funds
                                   ------------------------------------------------------------------------------------
                                      Capital Appreciation                                      Multiple Strategies
                                             Fund/VA                High Income Fund/VA               Fund/VA
                                   ----------------------------- ---------------------------  -------------------------
                                     Year Ended December 31,      Year ended December 31,     Year ended December 31,
                                   ----------------------------- ---------------------------  -------------------------
                                      1999       1998     1997     1999      1998     1997     1999     1998     1997
                                   ----------  --------  ------- --------  --------  -------  ------- --------  -------
Investment income:
  Income -- Ordinary Dividends.... $   15,085    30,546  137,266  348,986   120,682  392,523  109,789   29,411  108,613
  Expenses -- Mortality and
   expense risk charges and
   administrative expenses
   (note 3).......................     62,566    56,132   39,859   71,383    83,415   56,210   42,535   42,195   36,789
                                   ----------  --------  ------- --------  --------  -------  ------- --------  -------
  Net investment income
   expense).......................    (47,481)  (25,586)  97,407  277,603    37,267  336,313   67,254  (12,784)  71,824
                                   ----------  --------  ------- --------  --------  -------  ------- --------  -------
Net realized and unrealized gain
 (loss) on investments:
  Net realized gain (loss) .......    900,975   779,763  211,799  (31,032) (157,587) 180,406   20,609  353,554   34,009
  Unrealized appreciation
   (depreciation).................    646,214  (197,508) 311,259  (77,143)      402  (53,341)  68,454 (372,624) 206,122
  Capital gain distributions......    173,473   351,282      --       --    147,500    2,806  157,988  166,660   95,618
                                   ----------  --------  ------- --------  --------  -------  ------- --------  -------
  Net realized and unrealized gain
   (loss) on investments..........  1,720,662   933,537  523,058 (108,175)   (9,685) 129,871  247,051  147,590  335,749
                                   ----------  --------  ------- --------  --------  -------  ------- --------  -------
  Increase (decrease) in net as-
   sets from operations........... $1,673,181   907,951  620,465  169,428    27,582  466,184  314,305  134,806  407,573
                                   ==========  ========  ======= ========  ========  =======  ======= ========  =======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT III

                                    Variable Insurance Products Fund
                         --------------------------------------------------------
                         Money Market High Income         Equity-Income
                          Portfolio    Portfolio            Portfolio
                         ------------ ------------ ------------------------------
                         Period ended Period ended   Year ended December 31,
                         December 11, December 11, ------------------------------
                             1997         1997       1999      1998       1997
                         ------------ ------------ --------  ---------  ---------
Investment income:
  Income -- Ordinary
   Dividends............   $ 91,625      94,018     241,170    221,548    218,168
  Expenses -- Mortality
   and expense risk
   charges and
   administrative
   expenses (note 3)....     10,228      15,435     220,388    217,902    186,346
                           --------     -------    --------  ---------  ---------
Net investment income
 (expense)..............     81,397      78,583      20,782      3,646     31,822
                           --------     -------    --------  ---------  ---------
Net realized and
 unrealized gain (loss)
 on investments:
  Net realized gain
   (loss)...............        --      185,532     949,231  1,283,354  1,197,816
  Unrealized
   appreciation
   (depreciation).......        --      (92,552)   (762,258)  (494,927) 1,016,128
  Capital gain distribu-
   tions................        --       11,620     536,798    785,489  1,065,171
                           --------     -------    --------  ---------  ---------
Net realized and
 unrealized gain (loss)
 on investments.........        --      104,600     723,771  1,573,916  3,279,115
                           --------     -------    --------  ---------  ---------
Increase (decrease) in
 net assets from
 operations.............   $ 81,397     183,183     744,553  1,577,562  3,310,937
                           ========     =======    ========  =========  =========


                                Variable Insurance Products Fund (continued)
                         --------------------------------------------------------------
                                     Growth                         Overseas
                                   Portfolio                        Portfolio
                         --------------------------------  ----------------------------
                            Year ended December 31,          Year ended December 31,
                         --------------------------------  ----------------------------
                            1999       1998       1997       1999      1998      1997
                         ----------  ---------  ---------  --------- --------  --------
Investment income:
  Income -- Ordinary
   Dividends............ $   30,736     56,532     56,737     59,843   87,981   101,260
  Expenses -- Mortality
   and expense risk
   charges and
   administrative
   expenses (note 3)....    187,151    156,899    121,040     58,174   62,196    73,250
                         ----------  ---------  ---------  --------- --------  --------
Net investment income
 (expense)..............   (156,415)  (100,367)   (64,303)     1,669   25,785    28,010
                         ----------  ---------  ---------  --------- --------  --------
Net realized and
 unrealized gain (loss)
 on investments:
  Net realized gain
   (loss)...............  1,288,523  1,619,202  1,766,746    694,024 (178,639)  801,884
  Unrealized
   appreciation
   (depreciation).......  1,712,349    667,154   (282,336)   859,657  349,052  (489,713)
  Capital gain distribu-
   tions................  1,506,084  1,356,757    258,471     97,639  263,943   405,040
                         ----------  ---------  ---------  --------- --------  --------
Net realized and
 unrealized gain (loss)
 on investments.........  4,506,956  3,643,113  1,742,881  1,651,320  434,356   717,211
                         ----------  ---------  ---------  --------- --------  --------
Increase (decrease) in
 net assets from
 operations............. $4,350,541  3,542,746  1,678,578  1,652,989  460,141   745,221
                         ==========  =========  =========  ========= ========  ========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT III

                                    Variable Insurance Products Fund II
                         --------------------------------------------------------------
                           Asset Manager Portfolio          Contrafund Portfolio
                         ------------------------------ -------------------------------
                           Year ended December 31,         Year ended December 31,
                         ------------------------------ -------------------------------
                           1999      1998       1997      1999       1998       1997
                         --------  ---------  --------- ---------  ---------  ---------
Investment income:
  Income -- Ordinary
   Dividends............ $338,815    304,810    291,804    49,344     54,962     40,502
  Expenses -- Mortality
   and expense risk
   charges and
   administrative
   expenses (note 3)....  133,280    131,037    120,291   137,209    110,295     81,691
                         --------  ---------  --------- ---------  ---------  ---------
Net investment income
 (expense)..............  205,535    173,773    171,513   (87,865)   (55,333)   (41,189)
                         --------  ---------  --------- ---------  ---------  ---------
Net realized and
 unrealized gain (loss)
 on investments:
  Net realized gain
   (loss)...............  259,916    252,067    187,349   971,552  1,254,204    268,831
  Unrealized
   appreciation
   (depreciation).......   (9,876)   (67,659)   534,401   885,621    648,485    823,917
  Capital gain distribu-
   tions................  431,219    914,428    714,417   361,853    403,057    109,504
                         --------  ---------  --------- ---------  ---------  ---------
Net realized and
 unrealized gain (loss)
 on investments.........  681,259  1,098,836  1,436,167 2,219,026  2,305,746  1,202,252
                         --------  ---------  --------- ---------  ---------  ---------
Increase (decrease) in
 net assets from
 operations............. $886,794  1,272,609  1,607,680 2,131,161  2,250,413  1,161,063
                         ========  =========  ========= =========  =========  =========


                                    Variable Insurance Product Fund III
                         --------------------------------------------------------------
                                                             Growth Opportunities
                           Growth & Income Portfolio              Portfolio
                         ------------------------------- ------------------------------
                                            Period from                    Period from
                            Year ended        May 16,      Year ended        May 16,
                           December 31,       1997 to     December 31,       1997 to
                         -----------------  December 31, ----------------  December 31,
                           1999     1998        1997      1999     1998        1997
                         --------  -------  ------------ -------  -------  ------------
Investment income:
  Income -- Ordinary
   Dividends............ $  6,549      --         --       6,596    4,014        --
  Expenses -- Mortality
   and expense risk
   charges and
   administrative
   expenses (note 3)....   22,680   10,395      1,712      9,994    5,891      1,910
                         --------  -------     ------    -------  -------     ------
Net investment income
 (expense)..............  (16,131) (10,395)    (1,712)    (3,398)  (1,877)    (1,910)
                         --------  -------     ------    -------  -------     ------
Net realized and
 unrealized gain (loss)
 on investments:
  Net realized gain
   (loss)...............  160,560  100,071      6,219     32,368   15,522        876
  Unrealized
   appreciation
   (depreciation).......  (48,360)  91,779     11,314    (18,063)  75,120     39,235
  Capital gain distribu-
   tions................   13,296    1,681        --      12,249   14,232        --
                         --------  -------     ------    -------  -------     ------
Net realized and
 unrealized gain (loss)
 on investments.........  125,496  193,531     17,533     26,554  104,874     40,111
                         --------  -------     ------    -------  -------     ------
Increase (decrease) in
 net assets from
 operations............. $109,365  183,136     15,821     23,156  102,997     38,201
                         ========  =======     ======    =======  =======     ======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT III

                                      Federated Insurance Series
                             --------------------------------------------------
                                American Leaders       High Income Bond Fund
                                    Fund II                      II
                             ------------------------  ------------------------
                                   Year ended                Year ended
                                  December 31,              December 31,
                             ------------------------  ------------------------
                               1999     1998    1997    1999     1998     1997
                             --------  ------  ------  -------  -------  ------
Investment income:
  Income -- Ordinary
   Dividends................ $  9,786   2,959     909   84,197   48,396  42,534
  Expenses -- Mortality and
   expense risk charges and
   administrative expenses
   (note 3).................   14,056  11,035   3,437   17,569   17,967  10,943
                             --------  ------  ------  -------  -------  ------
Net investment income
 (expense)..................   (4,270) (8,076) (2,528)  66,628   30,429  31,591
                             --------  ------  ------  -------  -------  ------
Net realized and unrealized
 gain on investments:
  Net realized gain (loss)..   19,046  (4,077) 11,788  (82,162)  85,989   5,827
  Unrealized appreciation
   (depreciation)...........  (65,306) 58,884  53,148      543  (90,012) 55,167
  Capital gain distribu-
   tions....................   98,945  39,312     571    7,321   13,650   2,683
                             --------  ------  ------  -------  -------  ------
Net realized and unrealized
 gain (loss) on
 investments................   52,685  94,119  65,507  (74,298)   9,627  63,677
                             --------  ------  ------  -------  -------  ------
Increase (decrease) in net
 assets from operations..... $ 48,415  86,043  62,979   (7,670)  40,056  95,268
                             ========  ======  ======  =======  =======  ======


                                                        Federated Insurance
                                                         Series (continued)
                                                       ------------------------
                                                          Utility Fund II
                                                       ------------------------
                                                             Year ended
                                                            December 31,
                                                       ------------------------
                                                         1999     1998    1997
                                                       --------  ------  ------
Investment income:
  Income -- Ordinary Dividends........................ $ 13,222   4,053   6,464
  Expenses -- Mortality and expense risk charges and
   administrative expenses (note 3)...................    6,330   6,146   3,837
                                                       --------  ------  ------
Net investment income (expense).......................    6,892  (2,093)  2,627
                                                       --------  ------  ------
Net realized and unrealized gain on investments:
  Net realized gain (loss)............................   10,756  25,956  11,484
  Unrealized appreciation (depreciation)..............  (42,270)  8,478  50,092
  Capital gain distributions..........................   25,666  24,895   5,733
                                                       --------  ------  ------
Net realized and unrealized gain (loss) on
 investments..........................................   (5,848) 59,329  67,309
                                                       --------  ------  ------
Increase (decrease) in net assets from operations..... $  1,044  57,236  69,936
                                                       ========  ======  ======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT III

                                          Alger American Fund
                         ----------------------------------------------------------
                           Small Capitalization
                                 Portfolio                 Growth Portfolio
                         ---------------------------  -----------------------------
                          Year ended December 31,       Year ended December 31,
                         ---------------------------  -----------------------------
                           1999      1998     1997      1999       1998      1997
                         --------  --------  -------  ---------  ---------  -------
Investment income:
  Income -- Ordinary
   Dividends............ $    --        --       --       4,197      7,214    5,656
  Expenses -- Mortality
   and expense risk
   charges and
   administrative
   expenses (note 3)....   28,322    21,533   18,711     57,600     31,716   21,426
                         --------  --------  -------  ---------  ---------  -------
Net investment income
 (expense)..............  (28,322)  (21,533) (18,711)   (53,403)   (24,502) (15,770)
                         --------  --------  -------  ---------  ---------  -------
Net realized and
 unrealized gain (loss)
 on investments:
  Net realized gain
   (loss)...............  263,133  (361,335) 155,266    367,836    342,335  121,886
  Unrealized
   appreciation
   (depreciation).......  286,111   411,856  (23,084)   477,546    332,102  195,886
  Capital gain distribu-
   tions................  250,852   207,517   42,941    415,458    353,476   10,056
                         --------  --------  -------  ---------  ---------  -------
Net realized and
 unrealized gain (loss)
 on investments.........  800,096   258,038  175,123  1,260,840  1,027,913  327,828
                         --------  --------  -------  ---------  ---------  -------
Increase (decrease) in
 net assets from
 operations............. $771,774   236,505  156,412  1,207,437  1,003,411  312,058
                         ========  ========  =======  =========  =========  =======


                                     PBHG Insurance Series Fund, Inc.
                         ------------------------------------------------------------
                            PBHG Large Cap Growth
                                  Portfolio              PBHG Growth II Portfolio
                         ------------------------------ -----------------------------
                                           Period from                   Period from
                           Year ended        July 22,     Year ended     May 22, 1997
                          December 31,       1997 to     December 31,         to
                         ----------------  December 31, ---------------  December 31,
                           1999     1998       1997      1999     1998       1997
                         --------  ------  ------------ -------  ------  ------------
Investment income:
  Income -- Ordinary
   Dividends............ $    --      --        --          --      --        --
  Expenses -- Mortality
   and expense risk
   charges and
   administrative
   expenses (note 3)....    1,948   1,340       205       3,631   1,328       540
                         --------  ------     -----     -------  ------     -----
Net investment income
 (expense)..............   (1,948) (1,340)     (205)     (3,631) (1,328)     (540)
                         --------  ------     -----     -------  ------     -----
Net realized and
 unrealized gain (loss)
 on investments:
  Net realized gain
   (loss)...............   29,261  12,396        (1)    127,082  36,908     1,296
  Unrealized
   appreciation
   (depreciation).......   99,164  11,365       656      66,595  15,978      (846)
  Capital gain distribu-
   tions................      --      --        --          --      --        --
                         --------  ------     -----     -------  ------     -----
Net realized and
 unrealized gain (loss)
 on investments.........  128,425  23,761       655     193,677  52,886       450
                         --------  ------     -----     -------  ------     -----
Increase (decrease) in
 net assets from
 operations............. $126,477  22,421       450     190,046  51,558       (90)
                         ========  ======     =====     =======  ======     =====

                     GE LIFE & ANNUITY SEPARATE ACCOUNT III

                                              Neuberger & Berman Advisers
                                                    Management Trust
                                         --------------------------------------
                                           Balanced       Bond        Growth
                                          Portfolio    Portfolio    Portfolio
                                         ------------ ------------ ------------
                                         Period ended Period ended Period ended
                                         December 11, December 11, December 11,
                                             1997         1997         1997
                                         ------------ ------------ ------------
Investment income:
  Income -- Ordinary Dividends..........  $  34,494      36,455          --
  Expenses -- Mortality and expense risk
   charges and administrative expenses
   (note 3).............................     24,999       6,443        9,747
                                          ---------     -------      -------
Net investment income (expense).........      9,495      30,012       (9,747)
                                          ---------     -------      -------
Net realized and unrealized gain (loss)
 on investments:
  Net realized gain (loss)..............    315,380      (3,318)     150,610
  Unrealized appreciation
   (depreciation).......................   (146,827)     (1,629)     (55,310)
  Capital gain distributions............     88,699         --        64,488
                                          ---------     -------      -------
Net realized and unrealized gain (loss)
 on investments.........................    257,252      (4,947)     159,788
                                          ---------     -------      -------
Increase (decrease) in net assets from
 operations.............................  $ 266,747      25,065      150,041
                                          =========     =======      =======

                                           Janus Aspen Series
                         ----------------------------------------------------------
                             Aggressive Growth
                                 Portfolio                  Growth Portfolio
                         ----------------------------  ----------------------------
                          Year ended December 31,        Year ended December 31,
                         ----------------------------  ----------------------------
                            1999      1998     1997      1999       1998     1997
                         ----------  -------  -------  ---------  --------- -------
Investment income:
  Income -- Ordinary
   Dividends............ $   41,689      --       --      17,258    186,177  58,424
  Expenses -- Mortality
   and expense risk
   charges and
   administrative
   expenses (note 3)....     66,736   31,583   28,915     99,371     67,687  49,779
                         ----------  -------  -------  ---------  --------- -------
Net investment income
 (expense)..............    (25,047) (31,583) (28,915)   (82,113)   118,490   8,645
                         ----------  -------  -------  ---------  --------- -------
Net realized and
 unrealized gain (loss)
 on investments:
  Net realized gain
   (loss)...............  1,877,887  678,326  192,226    732,403    870,857 243,734
  Unrealized
   appreciation
   (depreciation).......  3,056,764  307,545   99,444  2,126,069    434,354 376,858
  Capital gain
   distributions........     70,984      --       --      38,444    150,149  54,303
                         ----------  -------  -------  ---------  --------- -------
Net realized and
 unrealized gain (loss)
 on investments.........  5,005,635  985,871  291,670  2,896,916  1,455,360 674,895
                         ----------  -------  -------  ---------  --------- -------
Increase (decrease) in
 net assets from
 operations............. $4,980,588  954,288  262,755  2,814,803  1,573,850 683,540
                         ==========  =======  =======  =========  ========= =======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT III

                                       Janus Aspen Series (continued)
                         ------------------------------------------------------------
                           Worldwide Growth Portfolio         Balanced Portfolio
                         -------------------------------  ---------------------------
                            Year ended December 31,         Year ended December 31,
                         -------------------------------  ---------------------------
                            1999       1998      1997       1999      1998     1997
                         ----------  --------- ---------  --------- --------- -------
Investment income:
  Income -- Ordinary
   Dividends............ $   22,883    283,470    77,270    134,118   156,510  52,809
  Expenses -- Mortality
   and expense risk
   charges and
   administrative
   expenses (note 3)....    173,236    132,642    91,422     77,430    53,807  15,089
                         ----------  --------- ---------  --------- --------- -------
Net investment income
 (expense)..............   (150,353)   150,828   (14,152)    56,688   102,703  37,720
                         ----------  --------- ---------  --------- --------- -------
Net realized and
 unrealized gain (loss)
 on investments:
  Net realized gain
   (loss)...............  1,684,622  1,535,984   457,649    397,981    75,042  16,368
  Unrealized
   appreciation
   (depreciation).......  5,709,994    417,036   666,571    859,559 1,021,865 172,861
  Capital gain distribu-
   tions................        --     114,875    36,750        --     26,713   1,466
                         ----------  --------- ---------  --------- --------- -------
Net realized and
 unrealized gain (loss)
 on investments.........  7,394,616  2,067,895 1,160,970  1,257,540 1,123,620 190,695
                         ----------  --------- ---------  --------- --------- -------
Increase (decrease) in
 net assets from
 operations............. $7,244,263  2,218,723 1,146,818  1,314,228 1,226,323 228,415
                         ==========  ========= =========  ========= ========= =======


                                   Janus Aspen Series (continued)
                         -----------------------------------------------------
                                                      International Growth
                         Flexible Income Portfolio          Portfolio
                         -------------------------- --------------------------
                          Year ended December 31,    Year ended December 31,
                         -------------------------- --------------------------
                           1999      1998    1997     1999      1998    1997
                         ---------  ------- ------- ---------  ------- -------
Investment income:
  Income -- Ordinary
   Dividends............ $  23,898   22,361  11,966     5,822   54,292  11,016
  Expenses -- Mortality
   and expense risk
   charges and
   administrative
   expenses (note 3)....     5,169    4,450   2,246    34,028   31,407  19,234
                         ---------  ------- ------- ---------  ------- -------
Net investment income
 (expense)..............    18,729   17,911   9,720   (28,206)  22,885  (8,218)
                         ---------  ------- ------- ---------  ------- -------
Net realized and
 unrealized gain (loss)
 on investments:
  Net realized gain
   (loss)...............     2,310    2,524   3,107   452,801  171,620 145,208
  Unrealized
   appreciation
   (depreciation).......   (20,012)   3,399   4,489 1,288,333  158,124  45,943
  Capital gain distribu-
   tions................     1,152    1,021      76       --     7,791   2,276
                         ---------  ------- ------- ---------  ------- -------
Net realized and
 unrealized gain (loss)
 on investments.........   (16,550)   6,944   7,672 1,741,134  337,535 193,427
                         ---------  ------- ------- ---------  ------- -------
Increase (decrease) in
 net assets from
 operations............. $   2,179   24,855  17,392 1,712,928  360,420 185,209
                         =========  ======= ======= =========  ======= =======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT III

                                              Janus Aspen Series (continued)
                                              ---------------------------------
                                              Capital Appreciation Portfolio
                                              ---------------------------------
                                                                   Period from
                                                  Year ended         May 22,
                                                 December 31,        1997 to
                                              -------------------  December 31,
                                                 1999      1998        1997
                                              ----------  -------  ------------
Investment income:
  Income -- Ordinary Dividends............... $      935      555         37
  Expenses -- Mortality and expense risk
   charges and administrative expenses (note
   3)........................................     32,166    6,271        112
                                              ----------  -------    -------
Net investment income (expense)..............    (31,231)  (5,716)       (75)
                                              ----------  -------    -------
Net realized and unrealized gain (loss) on
 investments:
  Net realized gain (loss)...................    435,959  225,641     (7,519)
  Unrealized appreciation (depreciation).....    837,570   56,754       (582)
  Capital gain distributions.................     10,754      --         --
                                              ----------  -------    -------
Net realized and unrealized gain (loss) on
 investments.................................  1,284,283  282,395     (8,101)
                                              ----------  -------    -------
Increase (decrease) in net assets from
 operations.................................. $1,253,052  276,679     (8,176)
                                              ==========  =======    =======

                                            Goldman Sachs                           Salomon Brothers
                                      Variable Insurance Trust                 Variable Series Funds Inc.
                         --------------------------------------------------- -------------------------------
                             Growth and Income           Mid Cap Value       Strategic Bond   Total Return
                                   Fund                      Fund                 Fund            Fund
                         ------------------------- ------------------------- --------------- ---------------
                                      Period from               Period from
                                       October 6,                 June 25,     Period from     Period from
                          Year ended    1998 to     Year ended    1998 to    March 19, 1999   July 14, 1999
                         December 31, December 31, December 31, December 31, to December 31, to December 31,
                             1999         1998         1999         1998          1999            1999
                         ------------ ------------ ------------ ------------ --------------- ---------------
Investment income:
  Income -- Ordinary
   Dividends............   $   766          48         1,901         662           5,114            154
  Expenses -- Mortality
   and expense risk
   charges and
   administrative
   expenses (note 3)....       648          11         4,901         237           6,264             39
                           -------        ----       -------        ----         -------          -----
Net investment income
 (expense)..............       118          37        (3,000)        425          (1,150)           115
                           -------        ----       -------        ----         -------          -----
Net realized and
 unrealized gain (loss)
 on investments:
  Net realized gain
   (loss)...............       573          58        84,871         (16)        (14,814)            (8)
  Unrealized
   appreciation
   (depreciation).......    (2,840)         49       (27,108)        196          (4,324)          (424)
  Capital gain distribu-
   tions................       --          --            --          --              --             --
                           -------        ----       -------        ----         -------          -----
Net realized and
 unrealized gain (loss)
 on investments.........    (2,267)        107        57,763         180         (19,138)          (432)
                           -------        ----       -------        ----         -------          -----
Increase (decrease) in
 net assets from
 operations.............   $(2,149)        144        54,763         605         (20,288)          (317)
                           =======        ====       =======        ====         =======          =====

                See accompanying notes to financial statements.

                     GE LIFE & ANNUITY SEPARATE ACCOUNT III

                      Statements of Changes in Net Assets


                                         GE Investments Funds, Inc.
                                 ----------------------------------------------
                                            S&P 500                 Government
                                             Index                  Securities
                                              Fund                     Fund
                                 --------------------------------  ------------
                                    Year ended December 31,        Period ended
                                 --------------------------------  December 11,
                                    1999       1998       1997         1997
                                 ----------  ---------  ---------  ------------
Increase (decrease) in net
 assets
From operations:
  Net investment income
   (expense).................... $  (39,597)   (11,446)     8,122      (9,821)
  Net realized gain (loss)......    547,538    398,018    125,533       2,596
  Unrealized appreciation
   (depreciation) on
   investments..................    714,039    497,472    337,547      46,607
  Capital gain distributions....     79,903    180,554     45,068         --
                                 ----------  ---------  ---------    --------
Increase (decrease) in net
 assets from operations.........  1,301,883  1,064,598    516,270      39,382
                                 ----------  ---------  ---------    --------
From capital transactions:
  Net premiums..................    209,250    364,101     29,621      13,143
  Loan interest.................     (3,621)    (1,758)      (472)       (455)
  Transfers (to) from the
   general account of GE Life &
   Annuity:
    Death benefits..............        --     (26,898)    (1,802)        --
    Surrenders..................   (571,204)  (122,586)   (50,594)   (262,974)
    Loans.......................    (14,382)    (8,955)   (10,019)    (23,924)
    Cost of insurance and
     administrative expense
     (note 3)...................    (76,602)   (54,690)   (24,852)     (8,334)
    Transfer gain (loss) and
     transfer fees..............     (2,154)   190,048     (2,909)     (3,207)
  Transfers (to) from the
   Guarantee Account (note 1)...      1,200    156,285     33,241         288
  Interfund transfers...........  1,450,154  1,318,239  1,154,053    (529,174)
                                 ----------  ---------  ---------    --------
Increase (decrease) in net
 assets from capital
 transactions...................    992,641  1,813,786  1,126,267    (814,637)
                                 ----------  ---------  ---------    --------
  Increase (decrease) in net
   assets.......................  2,294,524  2,878,384  1,642,537    (775,255)
Net assets at beginning of
 year...........................  6,079,523  3,201,139  1,558,602     775,255
                                 ----------  ---------  ---------    --------
Net assets at end of year....... $8,374,047  6,079,523  3,201,139         --
                                 ==========  =========  =========    ========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT III

                                       GE Investments Funds, Inc. (continued)
                          ---------------------------------------------------------------------
                                     Money Market                       Total Return
                                         Fund                               Fund
                          ------------------------------------  -------------------------------
                               Year ended December 31,             Year ended December 31,
                          ------------------------------------  -------------------------------
                             1999         1998        1997        1999       1998       1997
                          -----------  ----------  -----------  ---------  ---------  ---------
Increase (decrease) in
 net assets
From operations:
  Net investment income
   (expense)............  $   492,078     502,420      389,607     11,546     68,818     23,177
  Net realized gain
   (loss)...............          --       (2,104)    (256,503)    34,289      4,509      1,710
  Unrealized
   appreciation
   (depreciation) on
   investments..........          --        2,104      287,655    110,595    183,805     26,729
  Capital gain
   distributions........          --          --           --      42,374        --     185,237
                          -----------  ----------  -----------  ---------  ---------  ---------
Increase (decrease) in
 net assets from
 operations.............      492,078     502,420      420,759    198,804    257,132    236,853
                          -----------  ----------  -----------  ---------  ---------  ---------
From capital
 transactions:
  Net premiums..........    7,275,148  10,323,239   14,800,378      9,104     13,446     37,415
  Loan interest.........       33,105      15,680       25,356       (740)      (107)        77
  Transfers (to) from
   the general account
   of GE Life & Annuity:
    Death benefits......          --       (9,663)         --         --         --    (122,969)
    Surrenders..........   (4,064,746)   (492,391)     (81,503)  (134,715)  (163,264)    (9,555)
    Loans...............     (733,748) (1,044,167)    (259,694)    (5,353)   (33,631)   (31,550)
    Cost of insurance
     and administrative
     expense (note 3)...     (151,555)   (149,692)    (124,687)   (18,760)   (17,774)   (16,232)
  Transfer gain (loss)
   and transfer fees....      (55,274)      3,729     (135,353)     1,266        643     (3,467)
  Transfers (to) from
   the Guarantee Account
   (note 1).............          --      (57,398)     (32,069)       500     10,426     45,496
  Interfund transfers...    1,796,890  (9,507,257) (13,250,370)   (74,939)    52,057    134,091
                          -----------  ----------  -----------  ---------  ---------  ---------
Increase (decrease) in
 net assets from capital
 transactions...........    4,099,820    (917,920)     942,058   (223,637)  (138,204)    33,306
                          -----------  ----------  -----------  ---------  ---------  ---------
  Increase (decrease) in
   net assets...........    4,591,898    (415,500)   1,362,817    (24,833)   118,928    270,159
Net assets at beginning
 of year................   10,838,824  11,254,324    9,891,507  1,787,552  1,668,624  1,398,465
                          -----------  ----------  -----------  ---------  ---------  ---------
Net assets at end of
 year...................  $15,430,722  10,838,824   11,254,324  1,762,719  1,787,552  1,668,624
                          ===========  ==========  ===========  =========  =========  =========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT III

                                  GE Investments Funds, Inc. (continued)
                          -----------------------------------------------------------
                                International                   Real Estate
                                 Equity Fund                  Securities Fund
                          ----------------------------  -----------------------------
                           Year ended December 31,        Year ended December 31,
                          ----------------------------  -----------------------------
                            1999      1998      1997     1999      1998       1997
                          ---------  -------  --------  -------  ---------  ---------
Increase (decrease) in
 net assets
From operations:
  Net investment income
   (expense)............  $  (3,474)  12,064    (4,306)  25,102     16,447     28,577
  Net realized gain
   (loss)...............        166    1,173   146,386  (51,641)   (76,333)   142,744
  Unrealized
   appreciation
   (depreciation) on
   investments..........     72,780    5,854    (6,150)  15,871   (155,043)   (97,672)
  Capital gain
   distributions........     26,382      --     79,345    1,796     26,116     72,382
                          ---------  -------  --------  -------  ---------  ---------
Increase (decrease) in
 net assets from
 operations.............     95,854   19,091   215,275   (8,872)  (188,813)   146,031
                          ---------  -------  --------  -------  ---------  ---------
From capital
 transactions:
  Net premiums..........        --     1,056     1,056    9,200     41,531     62,904
  Loan interest.........         (6)     (50)      (12)  (1,009)      (188)       --
  Transfers (to) from
   the general account
   of
   GE Life & Annuity:
    Death benefits......        --       --        --       --         --         --
    Surrenders..........        --       --        --   (35,918)    (2,915)       --
    Loans...............        --     3,954     1,860   (4,066)   (15,423)   (16,740)
    Cost of insurance
     and administrative
     expense (note 3)...     (3,710)  (3,955)   (9,446)  (8,475)   (11,347)    (9,178)
    Transfer gain (loss)
     and transfer fees..     (5,641)  26,258   (16,723)   2,893      1,201     (5,456)
  Transfers (to) from
   the Guarantee Account
   (note 1).............        --    25,276       --         7     35,000      3,269
  Interfund transfers...     23,090  (28,632) (727,513) (46,114)  (222,532)   661,463
                          ---------  -------  --------  -------  ---------  ---------
Increase (decrease) in
 net assets from capital
 transactions...........     13,733   23,907  (750,778) (83,482)  (174,673)   696,262
                          ---------  -------  --------  -------  ---------  ---------
  Increase (decrease) in
   net assets...........    109,587   42,998  (535,503) (92,354)  (363,486)   842,293
Net assets at beginning
 of year................    300,239  257,241   792,744  706,841  1,070,327    228,034
                          ---------  -------  --------  -------  ---------  ---------
Net assets at end of
 year...................  $ 409,826  300,239   257,241  614,487    706,841  1,070,327
                          =========  =======  ========  =======  =========  =========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT III

                                    GE Investments Funds, Inc. (continued)
                          ---------------------------------------------------------------
                                  Global Income                    Value Equity
                                       Fund                            Fund
                          -------------------------------- ------------------------------
                                              Period from                    Period from
                             Year ended      September 15,   Year ended        June 17,
                            December 31,        1997 to     December 31,       1997 to
                          -----------------  December 31,  ----------------  December 31,
                            1999      1998       1997       1999     1998        1997
                          ---------  ------  ------------- -------  -------  ------------
Increase (decrease) in
 net assets
From operations:
  Net investment income
   (expense)............  $ (10,517)  1,255        610      (3,680)  (4,868)      (342)
  Net realized gain
   (loss)...............   (174,205)     11        --       68,899    1,355        208
  Unrealized
   appreciation
   (depreciation) on
   investments..........     (1,207)  1,291       (669)     24,230    2,571      1,977
  Capital gain
   distributions........         28      64         55         --    12,708      2,263
                          ---------  ------     ------     -------  -------    -------
Increase (decrease) in
 net assets from
 operations.............   (185,901)  2,621         (4)     89,449   11,766      4,106
                          ---------  ------     ------     -------  -------    -------
From capital
 transactions:
  Net premiums..........      3,403     --         --        3,802   19,404      4,596
  Loan interest.........        227     --         --       (1,028)  (1,009)       --
  Transfers (to) from
   the general account
   of
   GE Life & Annuity:
    Death benefits......        --      --         --          --       --         --
    Surrenders..........        --      --         --          --       --         --
    Loans...............     15,465     --         --       (6,939)  (1,441)       --
    Cost of insurance
     and administrative
     expense (note 3)...     (4,487)   (264)       (18)     (8,194)  (5,910)      (615)
    Transfer gain (loss)
     and transfer fees..        329      (3)       --       (1,865) (39,597)       360
  Transfers (to) from
   the Guarantee Account
   (note 1).............        --      --         --       29,405      --         --
  Interfund transfers...    170,322  12,432     13,721     118,008  297,789    243,259
                          ---------  ------     ------     -------  -------    -------
Increase (decrease) in
 net assets from capital
 transactions...........    185,259  12,165     13,703     133,189  269,236    247,600
                          ---------  ------     ------     -------  -------    -------
  Increase (decrease) in
   net assets...........       (642) 14,786     13,699     222,638  281,002    251,706
Net assets at beginning
 of year................     28,485  13,699        --      532,708  251,706        --
                          ---------  ------     ------     -------  -------    -------
Net assets at end of
 year...................  $  27,843  28,485     13,699     755,346  532,708    251,706
                          =========  ======     ======     =======  =======    =======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT III

                                              GE Investments Funds, Inc. (continued)
                          --------------------------------------------------------------------------------
                                                                                               Premier
                                                                                            Growth Equity
                                     Income Fund                    U.S. Equity Fund            Fund
                          ----------------------------------- ---------------------------- ---------------
                                                 Period from
                               Year ended        December 12,                Period from     Period from
                              December 31,         1997 to     Year ended    May 5, 1998    June 11, 1999
                          ---------------------  December 31, December 31, to December 31, to December 31,
                             1999       1998         1997         1999          1998            1999
                          ----------  ---------  ------------ ------------ --------------- ---------------
Increase (decrease) in
 net assets
From operations:
  Net investment income
   (expense)............  $   50,333     51,688       2,596         (15)           51           (1,545)
  Net realized gain
   (loss)...............        (784)     9,720      (2,508)        520            89              139
  Unrealized
   appreciation
   (depreciation) on
   investments..........     (90,951)    13,245       1,454       3,276           243           54,745
  Capital gain
   distributions........       2,137     12,310         --        6,179           199           13,746
                          ----------  ---------   ---------     -------        ------          -------
Increase (decrease) in
 net assets from
 operations.............     (39,265)    86,963       1,542       9,960           582           67,085
                          ----------  ---------   ---------     -------        ------          -------
From capital
 transactions:
  Net premiums..........      16,162        --          --          --            --               --
  Loan interest.........      (4,763)    (3,764)        --          --            --               --
  Transfers (to) from
   the general account
   of GE Life & Annuity:
    Death benefits......         --         --          --          --            --               --
    Surrenders..........     (87,362)    (2,594)        --          --            --               --
    Loans...............      (4,459)   (21,862)     (2,396)        --            --              (300)
    Cost of insurance
     and administrative
     expense (note 3)...     (15,183)   (15,101)       (742)       (540)          (30)          (2,033)
    Transfer gain (loss)
     and
     transfer fees......        (139)      (703)       (202)       (188)         (108)           3,988
  Transfers (to) from
   the Guarantee Account
   (note 1).............      20,109      7,872         --          --            --               --
  Interfund transfers...     (27,799)   196,041   1,221,995     109,461         9,718          393,060
                          ----------  ---------   ---------     -------        ------          -------
Increase (decrease) in
 net assets from capital
 transactions...........    (103,434)   159,889   1,218,655     108,733         9,580          394,715
                          ----------  ---------   ---------     -------        ------          -------
  Increase (decrease) in
   net assets...........    (142,699)   246,852   1,220,197     118,693        10,162          461,800
Net assets at beginning
 of year................   1,467,049  1,220,197         --       10,162           --               --
                          ----------  ---------   ---------     -------        ------          -------
Net assets at end of
 year...................  $1,324,350  1,467,049   1,220,197     128,855        10,162          461,800
                          ==========  =========   =========     =======        ======          =======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT III

                                     Oppenheimer Variable Account Funds
                                 ---------------------------------------------
                                  Money Fund           Bond Fund/VA
                                 ------------ --------------------------------
                                 Period ended    Year ended December 31,
                                 December 11, --------------------------------
                                     1997       1999        1998       1997
                                 ------------ ---------  ----------  ---------
Increase (decrease) in net
 assets
From operations:
  Net investment income
   (expense)....................  $   5,821      65,924     (13,773)   101,798
  Net realized gain (loss)......        --      (61,516)    140,916     11,410
  Unrealized appreciation
   (depreciation) on
   investments..................        --      (84,560)    (22,639)    14,947
  Capital gain distributions....        --        9,549      28,282      4,923
                                  ---------   ---------  ----------  ---------
Increase (decrease) in net
 assets from operations.........      5,821     (70,603)    132,786    133,078
                                  ---------   ---------  ----------  ---------
From capital transactions:
  Net premiums..................        --       21,642      63,953     12,401
  Loan interest.................        --        3,160       1,867        224
  Transfers (to) from the
   general account of GE Life &
   Annuity:
    Death benefits..............        --          --          --         --
    Surrenders..................        --      (35,960)    (80,793)       --
    Loans.......................        --      (30,925)       (717)   (20,518)
    Cost of insurance and
     administrative expense
     (note 3)...................     (1,618)    (21,619)    (29,054)   (17,321)
    Transfer gain (loss) and
     transfer fees..............         26      23,758     (48,553)     4,175
  Transfers (to) from the
   Guarantee Account (note 1)...        --        6,580       8,443     10,164
  Interfund transfers...........   (160,456)   (761,210) (1,102,223) 1,749,977
                                  ---------   ---------  ----------  ---------
Increase (decrease) in net
 assets from capital
 transactions...................   (162,048)   (794,574) (1,187,077) 1,739,102
                                  ---------   ---------  ----------  ---------
  Increase (decrease) in net
   assets.......................   (156,227)   (865,177) (1,054,291) 1,872,180
Net assets at beginning of
 year...........................    156,227   2,473,605   3,527,896  1,655,716
                                  ---------   ---------  ----------  ---------
Net assets at end of year.......  $     --    1,608,428   2,473,605  3,527,896
                                  =========   =========  ==========  =========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT III

                                             Oppenheimer Variable Account Funds (continued)
                             -------------------------------------------------------------------------------------
                                Aggressive Growth Fund/VA         Capital Appreciation Fund/VA
                             ----------------------------------  --------------------------------
                                 Year ended December 31,            Year ended December 31,
                             ----------------------------------  --------------------------------
                                1999         1998       1997        1999       1998       1997
                             -----------  ----------  ---------  ----------  ---------  ---------
Increase (decrease) in net
 assets
From operations:
  Net investment income
   (expense)................ $   (89,368)    (75,205)   (67,194)    (47,481)   (25,586)    97,407
  Net realized gain (loss)..   1,178,701   1,139,675    362,326     900,975    779,763    211,799
  Unrealized appreciation
   (depreciation) on
   investments..............   3,216,453    (392,601)    69,894     646,214   (197,508)   311,259
  Capital gain
   distributions............         --      171,601    258,219     173,473    351,282        --
                             -----------  ----------  ---------  ----------  ---------  ---------
Increase (decrease) in net
 assets from operations.....   4,305,786     843,470    623,245   1,673,181    907,951    620,465
                             -----------  ----------  ---------  ----------  ---------  ---------
From capital transactions:
  Net premiums..............      54,210     106,960    160,331      34,750    130,707    136,857
  Loan interest.............      (5,149)      7,156       (478)     (2,980)    (2,818)    (1,570)
  Transfers (to) from the
   general account of GE
   Life & Annuity:
    Death benefits..........     (22,618)        --         --          --         --         --
    Surrenders..............    (421,155)   (235,363)    (5,632)   (638,691)  (143,689)       --
    Loans...................    (124,739)   (644,066)   (76,259)   (159,747)  (119,579)   (52,908)
    Cost of insurance and
     administrative expense
     (note 3)...............     (68,853)    (81,387)   (69,581)    (44,705)   (46,695)   (33,074)
    Transfer gain (loss) and
     transfer fees..........     (53,960)   (865,659)   (10,950)   (247,728)   130,682      5,703
  Transfers from the
   Guarantee Account (note
   1).......................       8,140       7,563     86,490           7     58,430     67,111
  Interfund transfers.......  (1,031,745)    515,285    786,921  (2,684,688) 2,177,306  1,239,168
                             -----------  ----------  ---------  ----------  ---------  ---------
Increase (decrease) in net
 assets from capital
 transactions...............  (1,665,869) (1,189,511)   870,842  (3,743,782) 2,184,344  1,361,287
                             -----------  ----------  ---------  ----------  ---------  ---------
  Increase (decrease) in net
   assets...................   2,639,917    (346,041) 1,494,087  (2,070,601) 3,092,295  1,981,752
Net assets at beginning of
 year.......................   6,498,684   6,844,725  5,350,638   6,988,817  3,896,522  1,914,770
                             -----------  ----------  ---------  ----------  ---------  ---------
Net assets at end of year... $ 9,138,601   6,498,684  6,844,725   4,918,216  6,988,817  3,896,522
                             ===========  ==========  =========  ==========  =========  =========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT III

                                 Oppenheimer Variable Account Funds (continued)
                          ------------------------------------------------------------------
                                High Income Fund/VA           Multiple Strategies Fund/VA
                          ---------------------------------  -------------------------------
                              Year ended December 31,           Year ended December 31,
                          ---------------------------------  -------------------------------
                             1999        1998       1997       1999       1998       1997
                          -----------  ---------  ---------  ---------  ---------  ---------
Increase (decrease) in
 net assets
From operations:
  Net investment income
   (expense)............  $   277,603     37,267    336,313     67,254    (12,784)    71,824
  Net realized gain
   (loss)...............      (31,032)  (157,587)   180,406     20,609    353,554     34,009
  Unrealized
   appreciation
   (depreciation) on
   investments..........      (77,143)       402    (53,341)    68,454   (372,624)   206,122
  Capital gain
   distributions........          --     147,500      2,806    157,988    166,660     95,618
                          -----------  ---------  ---------  ---------  ---------  ---------
Increase (decrease) in
 net assets from
 operations.............      169,428     27,582    466,184    314,305    134,806    407,573
                          -----------  ---------  ---------  ---------  ---------  ---------
From capital
 transactions:
  Net premiums..........        6,954     11,471     94,743     37,781      1,000     12,358
  Loan interest.........       (2,114)    (1,733)      (628)      (208)      (877)      (722)
  Transfers (to) from
   the general account
   of
   GE Life & Annuity:
    Death benefits......          --     (45,936)       --         --     (18,545)    (2,000)
    Surrenders..........      (96,824)  (576,832)    (9,092)  (189,005)  (140,865)       --
    Loans...............     (118,625)   (34,516)   (29,617)   (10,720)   (50,344)     8,746
    Cost of insurance
     and administrative
     expense (note 3)...      (52,357)   (62,108)   (45,518)   (31,574)   (31,968)   (29,942)
    Transfer gain (loss)
     and transfer fees..        9,892    (53,899)    32,059      1,885      6,332        356
  Transfers from the
   Guarantee Account
   (note 1).............          443     28,238        --         943     29,334     23,966
  Interfund transfers...   (1,558,865)   191,267  2,226,116   (254,274)   108,424    447,254
                          -----------  ---------  ---------  ---------  ---------  ---------
Increase (decrease) in
 net assets from capital
 transactions...........   (1,811,496)  (544,048) 2,268,063   (445,172)   (97,509)   460,016
                          -----------  ---------  ---------  ---------  ---------  ---------
  Increase (decrease) in
   net assets...........   (1,642,068)  (516,466) 2,734,247   (130,867)    37,297    867,589
Net assets at beginning
 of year................    6,161,255  6,677,721  3,943,474  3,248,322  3,211,025  2,343,436
                          -----------  ---------  ---------  ---------  ---------  ---------
Net assets at end of
 year...................  $ 4,519,187  6,161,255  6,677,721  3,117,455  3,248,322  3,211,025
                          ===========  =========  =========  =========  =========  =========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT III

                                       Variable Insurance Products Fund
                          -------------------------------------------------------------
                          Money Market  High Income
                           Portfolio     Portfolio       Equity-Income Portfolio
                          ------------  ------------ ----------------------------------
                          Period ended  Period ended     Year ended December 31,
                          December 11,  December 11, ----------------------------------
                              1997          1997        1999        1998        1997
                          ------------  ------------ ----------  ----------  ----------
Increase (decrease) in
 net assets
From operations:
  Net investment income
   (expense)............  $    81,397        78,583      20,782       3,646      31,822
  Net realized gain
   (loss)...............          --        185,532     949,231   1,283,354   1,197,816
  Unrealized
   appreciation
   (depreciation) on
   investments..........          --        (92,552)   (762,258)   (494,927)  1,016,128
  Capital gain
   distributions........          --         11,620     536,798     785,489   1,065,171
                          -----------    ----------  ----------  ----------  ----------
Increase (decrease) in
 net assets from
 operations.............       81,397       183,183     744,553   1,577,562   3,310,937
                          -----------    ----------  ----------  ----------  ----------
From capital
 transactions:
  Net premiums..........          --            --       30,709     146,903     215,369
  Loan interest.........       (8,013)            6     (12,986)    (10,898)     (5,772)
  Transfers (to) from
   the general account
   of
   GE Life & Annuity:
    Death benefits......          --            --          --      (61,020)    (18,249)
    Surrenders..........      (11,729)     (163,901)   (531,791)   (222,133)    (71,914)
    Loans...............      (17,933)       (6,459)   (229,126)   (402,392)   (121,271)
    Cost of insurance
     and administrative
     expense............       (8,075)      (11,738)   (153,739)   (167,638)   (151,529)
    Transfer gain (loss)
     and transfer fees..      (66,375)      (44,309)      7,118      15,304      58,911
  Transfers from the
   Guarantee Account
   (note 1).............          --            --     (128,390)    122,727     112,723
  Interfund transfers...   (1,079,728)   (1,280,202) (1,383,061)   (202,161)    311,215
                          -----------    ----------  ----------  ----------  ----------
Increase (decrease) in
 net assets from capital
 transactions...........   (1,191,853)   (1,506,603) (2,401,266)   (781,308)    329,483
                          -----------    ----------  ----------  ----------  ----------
  Increase (decrease) in
   net assets...........   (1,110,456)   (1,323,420) (1,656,713)    796,254   3,640,420
Net assets at beginning
 of year................    1,110,456     1,323,420  16,825,933  16,029,679  12,389,259
                          -----------    ----------  ----------  ----------  ----------
Net assets at end of
 year...................  $       --            --   15,169,220  16,825,933  16,029,679
                          ===========    ==========  ==========  ==========  ==========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT III

                                    Variable Insurance Products Fund (continued)
                          ----------------------------------------------------------------------
                                  Growth Portfolio                   Overseas Portfolio
                          -----------------------------------  ---------------------------------
                               Year ended December 31,             Year ended December 31,
                          -----------------------------------  ---------------------------------
                             1999         1998        1997        1999       1998        1997
                          -----------  ----------  ----------  ----------  ---------  ----------
Increase (decrease) in
 net assets
From operations:
  Net investment income
   (expense)............  $  (156,415)   (100,367)    (64,303)      1,669     25,785      28,010
  Net realized gain
   (loss)...............    1,288,523   1,619,202   1,766,746     694,024   (178,639)    801,884
  Unrealized
   appreciation
   (depreciation) on
   investments..........    1,712,349     667,154    (282,336)    859,657    349,052    (489,713)
  Capital gain
   distributions........    1,506,084   1,356,757     258,471      97,639    263,943     405,040
                          -----------  ----------  ----------  ----------  ---------  ----------
Increase (decrease) in
 net assets from
 operations.............    4,350,541   3,542,746   1,678,578   1,652,989    460,141     745,221
                          -----------  ----------  ----------  ----------  ---------  ----------
From capital
 transactions:
  Net premiums..........      161,347      50,433      78,875      18,135     19,010      12,810
  Loan interest.........      (16,324)    (17,111)     (3,060)     (2,376)    (1,529)     (2,436)
  Transfers (to) from
   the general account
   of GE Life & Annuity:
    Death benefits......          --      (24,255)     (1,634)    (21,324)   (30,475)        --
    Surrenders..........   (1,385,411)   (572,105)    (28,946)   (191,090)  (214,745)    (26,126)
    Loans...............     (164,276)   (532,091)   (153,343)   (107,707)   (93,248)   (140,934)
    Cost of insurance
     and administrative
     expense............     (133,989)   (123,718)    (99,653)    (40,060)   (47,188)    (59,162)
    Transfer gain (loss)
     and transfer fees..      (48,212)    177,115      26,694     (29,352)    66,028     (12,801)
  Transfers from the
   Guarantee Account
   (note 1).............        5,600     100,312      44,630         443     (8,627)     61,472
  Interfund transfers...     (452,607)    463,637      44,400  (1,559,209)   294,585  (1,392,016)
                          -----------  ----------  ----------  ----------  ---------  ----------
Increase (decrease) in
 net assets from capital
 transactions...........   (2,033,872)   (477,783)    (92,037) (1,932,540)   (16,189) (1,559,193)
                          -----------  ----------  ----------  ----------  ---------  ----------
  Increase (decrease) in
   net assets...........    2,316,669   3,064,963   1,586,541    (279,551)   443,952    (813,972)
Net assets at beginning
 of year................   13,457,515  10,392,552   8,806,011   5,006,524  4,562,572   5,376,544
                          -----------  ----------  ----------  ----------  ---------  ----------
Net assets at end of
 year...................  $15,774,184  13,457,515  10,392,552   4,726,973  5,006,524   4,562,572
                          ===========  ==========  ==========  ==========  =========  ==========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT III

                                        Variable Insurance Products Fund II
                          ---------------------------------------------------------------------
                              Asset Manager Portfolio              Contrafund Portfolio
                          ----------------------------------  ---------------------------------
                              Year ended December 31,             Year ended December 31,
                          ----------------------------------  ---------------------------------
                             1999         1998       1997        1999        1998       1997
                          -----------  ----------  ---------  ----------  ----------  ---------
Increase (decrease) in
 net assets
From operations:
  Net investment income
   (expense)............  $   205,535     173,773    171,513     (87,865)    (55,333)   (41,189)
  Net realized gain
   (loss)...............      259,916     252,067    187,349     971,552   1,254,204    268,831
  Unrealized
   appreciation
   (depreciation) on
   investments..........       (9,876)    (67,659)   534,401     885,621     648,485    823,917
  Capital gain
   distributions........      431,219     914,428    714,417     361,853     403,057    109,504
                          -----------  ----------  ---------  ----------  ----------  ---------
Increase (decrease) in
 net assets from
 operations.............      886,794   1,272,609  1,607,680   2,131,161   2,250,413  1,161,063
                          -----------  ----------  ---------  ----------  ----------  ---------
From capital
 transactions:
  Net premiums..........        2,300       2,300     98,687      71,587     177,753    171,916
  Loan interest.........       (8,302)     (7,000)    (4,946)     (8,628)     (6,910)    (3,288)
  Transfers (to) from
   the general account
   of GE Life & Annuity:
    Death benefits......          --      (41,112)  (149,074)    (23,810)    (24,991)    (1,797)
    Surrenders..........     (786,658)   (325,417)    (8,956)   (549,804)    (22,516)    (9,456)
    Loans...............      (58,273)   (241,371)   (97,092)   (153,985)    (85,784)  (118,554)
    Cost of insurance
     and administrative
     expense (note 3)...      (98,577)   (101,341)   (98,131)   (102,249)    (94,295)   (72,675)
    Transfer gain (loss)
     and transfer fees..      (47,936)    (13,045)       397     (21,586)     59,824     34,177
  Transfers (to) from
   Guarantee Account
   (note 1).............       38,441      69,851     33,707       6,587      84,180    150,028
  Interfund transfers...     (748,397)    156,323    (59,803)   (759,216)    989,747  1,827,255
                          -----------  ----------  ---------  ----------  ----------  ---------
Increase (decrease) in
 net assets from capital
 transactions...........   (1,707,402)   (500,812)  (285,211) (1,541,104)  1,077,008  1,977,606
                          -----------  ----------  ---------  ----------  ----------  ---------
  Increase (decrease) in
   net assets...........     (820,608)    771,797  1,322,469     590,057   3,327,421  3,138,669
Net assets at beginning
 of year................   10,347,930   9,576,133  8,253,664  11,177,224   7,849,803  4,711,134
                          -----------  ----------  ---------  ----------  ----------  ---------
Net assets at end of
 year...................  $ 9,527,322  10,347,930  9,576,133  11,767,281  11,177,224  7,849,803
                          ===========  ==========  =========  ==========  ==========  =========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT III

                                       Variable Insurance Products Fund III
                          ------------------------------------------------------------------
                                                                  Growth Opportunities
                              Growth & Income Portfolio                Portfolio
                          ----------------------------------- ------------------------------
                                                 Period from                    Period from
                               Year ended        May 16, 1997   Year ended      May 16, 1997
                              December 31,            to       December 31,          to
                          ---------------------  December 31, ----------------  December 31,
                             1999       1998         1997      1999     1998        1997
                          ----------  ---------  ------------ -------  -------  ------------
Increase (decrease) in
 net assets
From operations:
  Net investment income
   (expense)............  $  (16,131)   (10,395)    (1,712)    (3,398)  (1,877)    (1,910)
  Net realized gain
   (loss)...............     160,560    100,071      6,219     32,368   15,522        876
  Unrealized
   appreciation
   (depreciation) on
   investments..........     (48,360)    91,779     11,314    (18,063)  75,120     39,235
  Capital gain
   distributions........      13,296      1,681        --      12,249   14,232        --
                          ----------  ---------    -------    -------  -------    -------
Increase (decrease) in
 net assets from
 operations.............     109,365    183,136     15,821     23,156  102,997     38,201
                          ----------  ---------    -------    -------  -------    -------
From capital
 transactions:
  Net premiums..........      11,807     23,295     12,486        589   39,535     18,354
  Loan interest.........         (19)      (393)       --         (95)    (134)       --
  Transfers (to) from
   the general account
   of GE Life & Annuity:
    Death benefits......         --         --         --         --       --         --
    Surrenders..........     (33,425)       --         --     (17,405)     --         --
    Loans...............      (9,320)    (3,183)       --        (979)     --         --
    Cost of insurance
     and administrative
     expense (note 3)...     (15,670)    (7,686)    (1,616)    (8,389)  (5,140)    (1,627)
    Transfer gain (loss)
     and transfer fees..      43,657     28,249     10,283         (7)   1,640        (20)
  Transfers (to) from
   Guarantee Account
   (note 1).............      10,278     13,857        --         --     8,711      2,963
  Interfund transfers...     392,746    357,477    373,471    265,913  145,247    293,576
                          ----------  ---------    -------    -------  -------    -------
Increase (decrease) in
 net assets from capital
 transactions...........     400,054    411,616    394,624    239,627  189,859    313,246
                          ----------  ---------    -------    -------  -------    -------
  Increase (decrease) in
   net assets...........     509,419    594,752    410,445    262,783  292,856    351,447
Net assets at beginning
 of year................   1,005,197    410,445        --     644,303  351,447        --
                          ----------  ---------    -------    -------  -------    -------
Net assets at end of
 year...................  $1,514,616  1,005,197    410,445    907,086  644,303    351,447
                          ==========  =========    =======    =======  =======    =======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT III

                                          Federated Insurance Series
                          ----------------------------------------------------------------
                                    American                       High Income
                                Leaders Fund II                    Bond Fund II
                          ------------------------------  --------------------------------
                            Year ended December 31,          Year ended December 31,
                          ------------------------------  --------------------------------
                             1999       1998      1997      1999        1998       1997
                          ----------  ---------  -------  ---------  ----------  ---------
Increase (decrease) in
 net assets
From operations:
  Net investment income
   (expense)............  $   (4,270)    (8,076)  (2,528)    66,628      30,429     31,591
  Net realized gain
   (loss)...............      19,046     (4,077)  11,788    (82,162)     85,989      5,827
  Unrealized
   appreciation
   (depreciation) on
   investments..........     (65,306)    58,884   53,148        543     (90,012)    55,167
  Capital gain
   distributions........      98,945     39,312      571      7,321      13,650      2,683
                          ----------  ---------  -------  ---------  ----------  ---------
Increase (decrease) in
 net assets from
 operations.............      48,415     86,043   62,979     (7,670)     40,056     95,268
                          ----------  ---------  -------  ---------  ----------  ---------
From capital
 transactions:
  Net premiums..........      57,574     96,517   92,480     17,397      28,358     43,594
  Loan interest.........         (79)      (225)      (3)      (244)       (409)    (1,353)
  Transfers (to) from
   the general account
   of GE Life & Annuity:
    Death benefits......         --         --       --         --          --         --
    Surrenders..........         --         --       --     (28,048)        --         --
    Loans...............      (6,155)   (12,883)     205    (73,906)    (14,686)   (11,473)
    Cost of insurance
     and administrative
     expense (note 3)...     (12,640)   (11,161)  (3,145)   (13,418)    (14,411)    (8,961)
    Transfer gain (loss)
     and transfer fees..       1,294      2,778    1,084    (13,811)        706       (359)
  Transfers (to) from
   the Guarantee Account
   (note 1).............       9,174     16,071    5,323        --        6,031      5,441
  Interfund transfers...    (210,684)   343,685  341,074      6,333  (1,149,736) 1,432,858
                          ----------  ---------  -------  ---------  ----------  ---------
Increase (decrease) in
 net assets from capital
 transactions...........    (161,516)   434,782  437,018   (105,697) (1,144,147) 1,459,747
                          ----------  ---------  -------  ---------  ----------  ---------
  Increase (decrease) in
   net assets...........    (113,101)   520,825  499,997   (113,367) (1,104,091) 1,555,015
Net assets at beginning
 of year................   1,038,585    517,760   17,763  1,129,523   2,233,614    678,599
                          ----------  ---------  -------  ---------  ----------  ---------
Net assets at end of
 year...................  $  925,484  1,038,585  517,760  1,016,156   1,129,523  2,233,614
                          ==========  =========  =======  =========  ==========  =========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT III

                                                           Federated
                                                       Insurance Series
                                                          (continued)
                                                   ---------------------------
                                                        Utility Fund II
                                                   ---------------------------
                                                    Year ended December 31,
                                                   ---------------------------
                                                     1999      1998     1997
                                                   ---------  -------  -------
Increase (decrease) in net assets
From operations:
  Net investment income (expense)................. $   6,892   (2,093)   2,627
  Net realized gain (loss)........................    10,756   25,956   11,484
  Unrealized appreciation (depreciation) on
   investments....................................   (42,270)   8,478   50,092
  Capital gain distributions......................    25,666   24,895    5,733
                                                   ---------  -------  -------
Increase (decrease) in net assets from
 operations.......................................     1,044   57,236   69,936
                                                   ---------  -------  -------
From capital transactions:
  Net premiums....................................       --    21,133      --
  Loan interest...................................      (581)    (807)     (55)
  Transfers (to) from the general account of GE
   Life & Annuity:
    Death benefits................................       --       --       --
    Surrenders....................................   (14,150)     --       --
    Loans.........................................   (27,345) (18,860) (34,631)
    Cost of insurance and administrative expense
     (note 3).....................................    (5,113)  (5,595)  (3,486)
    Transfer gain (loss) and transfer fees........        76      690    2,314
  Transfers (to) from the Guarantee Account
   (note 1).......................................       --       --    10,521
  Interfund transfers.............................   (67,113)  79,433  107,029
                                                   ---------  -------  -------
Increase (decrease) in net assets from capital
 transactions.....................................  (114,226)  75,994   81,692
                                                   ---------  -------  -------
  Increase (decrease) in net assets...............  (113,182) 133,230  151,628
Net assets at beginning of year...................   526,570  393,340  241,712
                                                   ---------  -------  -------
Net assets at end of year......................... $ 413,388  526,570  393,340
                                                   =========  =======  =======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT III

                                               Alger American Fund
                          ------------------------------------------------------------------
                                                                        Growth
                          Small Capitalization Portfolio               Portfolio
                          ---------------------------------  -------------------------------
                              Year ended December 31,           Year ended December 31,
                          ---------------------------------  -------------------------------
                             1999        1998       1997       1999       1998       1997
                          -----------  ---------  ---------  ---------  ---------  ---------
Increase (decrease) in
 net assets
From operations:
  Net investment income
   (expense)............  $   (28,322)   (21,533)   (18,711)   (53,403)   (24,502)   (15,770)
  Net realized gain
   (loss)...............      263,133   (361,335)   155,266    367,836    342,335    121,886
  Unrealized
   appreciation
   (depreciation) on
   investments..........      286,111    411,856    (23,084)   477,546    332,102    195,886
  Capital gain
   distributions........      250,852    207,517     42,941    415,458    353,476     10,056
                          -----------  ---------  ---------  ---------  ---------  ---------
Increase (decrease) in
 net assets from
 operations.............      771,774    236,505    156,412  1,207,437  1,003,411    312,058
                          -----------  ---------  ---------  ---------  ---------  ---------
From capital
 transactions:
  Net premiums..........       47,061     53,010     88,579     61,208     49,615     23,449
  Loan interest.........       (4,390)      (394)         2     (2,317)      (929)      (449)
  Transfers (to) from
   the general account
   of GE Life & Annuity:
    Death benefits......          --     (13,545)       --     (26,523)   (19,533)       --
    Surrenders..........          --     (70,773)    (1,243)  (286,712)   (43,795)    (4,963)
    Loans...............        3,449     22,480    (51,090)   (87,064)   (69,736)   (60,475)
    Cost of insurance
     and administrative
     expense (note 3)...      (25,363)   (19,635)   (17,890)   (46,522)   (27,911)   (20,884)
    Transfer gain (loss)
     and transfer fees..       46,137     68,756     (6,935)    (7,321)    30,431    (16,706)
  Transfers (to) from
   the Guarantee Account
   (note 1).............       11,769     23,461     72,126        500     35,331     25,127
  Interfund transfers...   (1,053,597) 1,262,264    148,081  1,365,674    631,892    147,496
                          -----------  ---------  ---------  ---------  ---------  ---------
Increase (decrease) in
 net assets from capital
 transactions...........     (974,934) 1,325,624    231,630    970,923    585,365     92,595
                          -----------  ---------  ---------  ---------  ---------  ---------
  Increase (decrease) in
   net assets...........     (203,160) 1,562,129    388,042  2,178,360  1,588,776    404,653
Net assets at beginning
 of year................    3,022,286  1,460,157  1,072,115  3,345,552  1,756,776  1,352,123
                          -----------  ---------  ---------  ---------  ---------  ---------
Net assets at end of
 year...................  $ 2,819,126  3,022,286  1,460,157  5,523,912  3,345,552  1,756,776
                          ===========  =========  =========  =========  =========  =========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT III

                                       PBHG Insurance Series Fund, Inc.
                          --------------------------------------------------------------
                                      PBHG
                                Large Cap Growth                      PBHG
                                    Portfolio                 Growth II Portfolio
                          ------------------------------- ------------------------------
                                             Period from                    Period from
                             Year ended        July 22,     Year ended        May 22,
                            December 31,       1997 to     December 31,       1997 to
                          -----------------  December 31, ----------------  December 31,
                            1999     1998        1997      1999     1997        1997
                          --------  -------  ------------ -------  -------  ------------
Increase (decrease) in
 net assets
From operations:
  Net investment income
   (expense)............  $ (1,948)  (1,340)      (205)    (3,631)  (1,328)      (540)
  Net realized gain
   (loss)...............    29,261   12,396         (1)   127,082   36,908      1,296
  Unrealized
   appreciation
   (depreciation) on
   investments..........    99,164   11,365        656     66,595   15,978       (846)
  Capital gain
   distributions........       --       --         --         --       --         --
                          --------  -------     ------    -------  -------     ------
Increase (decrease) in
 net assets from
 operations.............   126,477   22,421        450    190,046   51,558        (90)
                          --------  -------     ------    -------  -------     ------
From capital
 transactions:
  Net premiums..........     6,138      --         --       2,000    3,717      4,615
  Loan interest.........        26      --         --        (191)     (58)       --
  Transfers (to) from
   the general account
   of
   GE Life & Annuity:
    Death benefits......       --       --         --         --       --         --
    Surrenders..........       --    (3,629)       --         --       --         --
    Loans...............      (678)    (817)       --     (10,000)     --         --
    Cost of insurance
     and administrative
     expense (note 3)...    (1,747)  (2,407)      (134)    (4,856)  (1,168)      (460)
    Transfer gain (loss)
     and transfer fees..    (6,275)  (2,844)        53    (19,026) (36,339)     1,309
  Transfers (to) from
   the Guarantee Account
   (note 1).............       --       --       3,269        --    25,929      2,518
  Interfund transfers...   128,326   (8,883)    28,216     33,117    2,248     84,214
                          --------  -------     ------    -------  -------     ------
Increase (decrease) in
 net assets from capital
 transactions...........   125,790  (18,580)    31,404      1,044   (5,671)    92,196
                          --------  -------     ------    -------  -------     ------
  Increase (decrease) in
   net assets...........   252,267    3,841     31,854    191,090   45,887     92,106
Net assets at beginning
 of year................    35,695   31,854        --     137,993   92,106        --
                          --------  -------     ------    -------  -------     ------
Net assets at end of
 year...................  $287,962   35,695     31,854    329,083  137,993     92,106
                          ========  =======     ======    =======  =======     ======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT III

                                               Janus Aspen Series
                          ------------------------------------------------------------------
                            Aggressive Growth Portfolio            Growth Portfolio
                          ---------------------------------  -------------------------------
                              Year ended December 31,           Year ended December 31,
                          ---------------------------------  -------------------------------
                             1999        1998       1997       1999       1998       1997
                          -----------  ---------  ---------  ---------  ---------  ---------
Increase (decrease) in
 net assets
From operations:
  Net investment income
   (expense)............  $   (25,047)   (31,583)   (28,915)   (82,113)   118,490      8,645
  Net realized gain
   (loss)...............    1,877,887    678,326    192,226    732,403    870,857    243,734
  Unrealized
   appreciation
   (depreciation) on
   investments..........    3,056,764    307,545     99,444  2,126,069    434,354    376,858
  Capital gain
   distributions........       70,984        --         --      38,444    150,149     54,303
                          -----------  ---------  ---------  ---------  ---------  ---------
Increase (decrease) in
 net assets from
 operations.............    4,980,588    954,288    262,755  2,814,803  1,573,850    683,540
                          -----------  ---------  ---------  ---------  ---------  ---------
From capital
 transactions:
  Net premiums..........       29,506     42,148     60,192     83,311     64,698    100,831
  Loan interest.........       (3,772)    (1,997)       (77)    (8,033)    (5,496)      (600)
  Transfers (to) from
   the general account
   of GE Life & Annuity:
    Death benefits......          --         --         --     (23,434)       --         --
    Surrenders..........     (147,936)    (9,219)      (318)  (332,087)  (103,135)   (11,331)
    Loans...............     (100,897)   (24,856)   (68,184)  (113,712)  (159,214)  (101,750)
    Cost of insurance
     and administrative
     expense (note 3)...      (51,847)   (25,282)   (24,702)   (72,587)   (55,256)   (43,347)
    Transfer gain (loss)
     and transfer fees..       78,299   (164,381)    43,699      9,023     16,223        594
  Transfers (to) from
   the Guarantee Account
   (note 1).............          --       8,345     34,546      3,568     18,355     84,063
  Interfund transfers...    2,991,895   (793,229)   503,885  1,275,017    305,817  1,105,318
                          -----------  ---------  ---------  ---------  ---------  ---------
Increase (decrease) in
 net assets from capital
 transactions...........    2,795,248   (968,471)   549,041    821,066     81,992  1,133,778
                          -----------  ---------  ---------  ---------  ---------  ---------
  Increase (decrease) in
   net assets...........    7,775,836    (14,183)   811,796  3,635,869  1,655,842  1,817,318
Net assets at beginning
 of year................    2,774,289  2,788,472  1,976,676  6,260,048  4,604,206  2,786,888
                          -----------  ---------  ---------  ---------  ---------  ---------
Net assets at end of
 year...................  $10,550,125  2,774,289  2,788,472  9,895,917  6,260,048  4,604,206
                          ===========  =========  =========  =========  =========  =========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT III

                                          Janus Aspen Series (continued)
                          -------------------------------------------------------------------
                             Worldwide Growth Portfolio            Balanced Portfolio
                          ----------------------------------  -------------------------------
                              Year ended December 31,            Year ended December 31,
                          ----------------------------------  -------------------------------
                             1999         1998       1997       1999       1998       1997
                          -----------  ----------  ---------  ---------  ---------  ---------
Increase (decrease) in
 net assets
From operations:
  Net investment income
   (expense)............  $  (150,353)    150,828    (14,152)    56,688    102,703     37,720
  Net realized gain
   (loss)...............    1,684,622   1,535,984    457,649    397,981     75,042     16,368
  Unrealized
   appreciation
   (depreciation) on
   investments..........    5,709,994     417,036    666,571    859,559  1,021,865    172,861
  Capital gain
   distributions........          --      114,875     36,750        --      26,713      1,466
                          -----------  ----------  ---------  ---------  ---------  ---------
Increase (decrease) in
 net assets from
 operations.............    7,244,263   2,218,723  1,146,818  1,314,228  1,226,323    228,415
                          -----------  ----------  ---------  ---------  ---------  ---------
From capital
 transactions:
  Net premiums..........      181,280     276,172    334,686     39,986     20,390     32,001
  Loan interest.........       (5,533)     (3,134)      (933)    (7,355)    (4,091)       (48)
  Transfers (to) from
   the general account
   of GE Life & Annuity:
    Death benefits......      (23,423)    (68,985)    (1,737)   (24,021)   (18,660)       --
    Surrenders..........     (306,760)   (104,833)    (5,393)  (382,801)    (5,329)    (2,416)
    Loans...............      (86,961)    (97,145)   (74,934)  (339,651)   (78,415)    26,990
    Cost of insurance
     and administrative
     expense (note 3)...     (127,864)   (110,038)   (79,593)   (55,893)   (43,371)   (13,436)
    Transfer gain (loss)
     and transfer fees..        3,589      12,636     14,879     (6,027)       989        606
  Transfers (to) from
   the Guarantee Account
   (note 1).............       35,983     (12,929)   109,443     14,501     46,495     41,217
  Interfund transfers...      269,462     863,455  1,831,317  1,299,658    395,097  2,601,676
                          -----------  ----------  ---------  ---------  ---------  ---------
Increase (decrease) in
 net assets from capital
 transactions...........      (60,227)    755,199  2,127,735    538,397    313,105  2,686,590
                          -----------  ----------  ---------  ---------  ---------  ---------
  Increase (decrease) in
   net assets...........    7,184,036   2,973,922  3,274,553  1,852,625  1,539,428  2,915,005
Net assets at beginning
 of year................   11,200,312   8,226,390  4,951,837  5,084,946  3,545,518    630,513
                          -----------  ----------  ---------  ---------  ---------  ---------
Net assets at end of
 year...................  $18,384,348  11,200,312  8,226,390  6,937,571  5,084,946  3,545,518
                          ===========  ==========  =========  =========  =========  =========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT III

                                     Janus Aspen Series (continued)
                         ------------------------------------------------------------
                                 Flexible                     International
                                  Income                         Growth
                                 Portfolio                      Portfolio
                         ---------------------------  -------------------------------
                          Year ended December 31,        Year ended December 31,
                         ---------------------------  -------------------------------
                           1999      1998     1997      1999       1998       1997
                         ---------  -------  -------  ---------  ---------  ---------
Increase (decrease) in
 net assets
From operations:
  Net investment income
   (expense)............ $  18,729   17,911    9,720    (28,206)    22,885     (8,218)
  Net realized gain
   (loss)...............     2,310    2,524    3,107    452,801    171,620    145,208
  Unrealized
   appreciation
   (depreciation) on
   investments..........   (20,012)   3,399    4,489  1,288,333    158,124     45,943
  Capital gain distribu-
   tions................     1,152    1,021       76        --       7,791      2,276
                         ---------  -------  -------  ---------  ---------  ---------
Increase (decrease) in
 net assets from
 operations.............     2,179   24,855   17,392  1,712,928    360,420    185,209
                         ---------  -------  -------  ---------  ---------  ---------
From capital transac-
 tions:
  Net premiums..........     9,934    5,245   21,946     18,930     36,145     60,001
  Loan interest.........       (42)    (324)     (28)     1,974       (617)    (1,662)
  Transfers (to) from
   the general account
   of GE Life & Annuity:
    Death benefits......       --       --       --         --     (11,677)       --
    Surrenders..........       --   (52,087)     --     (13,011)   (60,448)       --
    Loans...............     2,596   21,183  (30,720)    (7,155)     4,516    (10,000)
    Cost of insurance
     and administrative
     expense (note 3)...    (4,230)  (3,675)  (1,977)   (25,425)   (24,306)   (16,021)
    Transfer gain (loss)
     and transfer fees..       225     (208)    (429)    (1,336)    59,856     12,507
  Transfers (to) from
   the Guarantee Account
   (note 1).............       --        85    3,243        --      77,727    122,804
  Interfund transfers...   (85,330) 269,008    3,106   (913,181)   813,972  1,044,932
                         ---------  -------  -------  ---------  ---------  ---------
Increase (decrease) in
 net assets from
 capital transactions...   (76,847) 239,227   (4,859)  (939,204)   895,168  1,212,561
                         ---------  -------  -------  ---------  ---------  ---------
  Increase (decrease) in
   net assets...........   (74,668) 264,082   12,533    773,724  1,255,588  1,397,770
Net assets at beginning
 of year................   436,086  172,004  159,471  3,043,406  1,787,818    390,048
                         ---------  -------  -------  ---------  ---------  ---------
Net assets at end of
 year................... $ 361,418  436,086  172,004  3,817,130  3,043,406  1,787,818
                         =========  =======  =======  =========  =========  =========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT III

                                           Janus Aspen Series (continued)
                                        ---------------------------------------
                                                       Capital
                                                    Appreciation
                                                      Portfolio
                                        ---------------------------------------
                                                                   Period from
                                        Year ended December 31,      May 22,
                                        -------------------------- December 31,
                                            1999          1998         1997
                                        -------------  ----------- ------------
Increase (decrease) in net assets
From operations:
  Net investment income (expense)...... $     (31,231)     (5,716)       (75)
  Net realized gain (loss).............       435,959     225,641     (7,519)
  Unrealized appreciation (deprecia-
   tion) on investments................       837,570      56,754       (582)
  Capital gain distributions...........        10,754         --         --
                                        -------------  ----------     ------
Increase (decrease) in net assets from
 operations............................     1,253,052     276,679     (8,176)
                                        -------------  ----------     ------
From capital transactions:
  Net premiums.........................        73,275      12,000        --
  Loan interest........................        (1,142)        --         --
  Transfers (to) from the general ac-
   count of GE Life & Annuity:
    Death benefits.....................           --          --         --
    Surrenders.........................       (41,706)        --         --
    Loans..............................        (7,970)    (37,337)       --
    Cost of insurance and administra-
     tive expense (note 3).............       (28,392)     (8,261)      (181)
    Transfer gain (loss) and transfer
     fees..............................       119,454      (4,436)       (24)
  Transfers (to) from the Guarantee Ac-
   count (note 1)......................           --          --         --
  Interfund transfers..................     1,353,094     677,289     20,306
                                        -------------  ----------     ------
Increase (decrease) in net assets from
 capital transactions..................     1,466,613     639,255     20,101
                                        -------------  ----------     ------
  Increase (decrease) in net assets....     2,719,665     915,934     11,925
Net assets at beginning of year........       927,859      11,925        --
                                        -------------  ----------     ------
Net assets at end of year.............. $   3,647,524     927,859     11,925
                                        =============  ==========     ======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT III

                             Neuberger & Berman Advisers Management Trust
                             --------------------------------------------------
                                Balanced             Bond            Growth
                               Portfolio          Portfolio        Portfolio
                             ----------------   --------------   --------------
                              Period ended       Period ended     Period ended
                              December 11,       December 11,     December 11,
                                  1997               1997             1997
                             ----------------   --------------   --------------
Increase (decrease) in net
 assets
From operations:
  Net investment income
   (expense)...............  $          9,495            30,012           (9,747)
  Net realized gain
   (loss)..................           315,380            (3,318)         150,610
  Unrealized appreciation
   (depreciation) on in-
   vestments...............          (146,827)           (1,629)         (55,310)
  Capital gain distribu-
   tions...................            88,699               --            64,488
                             ----------------     -------------    -------------
Increase (decrease) in net
 assets from operations....           266,747            25,065          150,041
                             ----------------     -------------    -------------
From capital transactions:
 Net premiums..............               --                --               --
 Loan interest.............              (669)           (2,301)            (894)
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits...........               --                --               --
  Surrenders...............           (19,398)              --               --
  Loans....................            (4,103)           53,065           (7,618)
  Cost of insurance and ad-
   ministrative expense
   (note 3)................           (19,558)           (5,054)          (7,810)
  Transfer gain (loss) and
   transfer fees...........               669           (38,185)          (1,185)
 Interfund transfers.......        (2,096,250)         (670,024)        (881,910)
                             ----------------     -------------    -------------
Increase (decrease) in net
 assets from capital trans-
 actions...................        (2,139,309)         (662,499)        (899,417)
                             ----------------     -------------    -------------
Increase (decrease) in net
 assets....................        (1,872,562)         (637,434)        (749,376)
Net assets at beginning of
 year......................         1,872,562           637,434          749,376
                             ----------------     -------------    -------------
Net assets at end of year..  $            --                --               --
                             ================     =============    =============

                     GE LIFE & ANNUITY SEPARATE ACCOUNT III

                                                                                                  Salomon Brothers
                                            Goldman Sachs Variable Insurance Trust           Variable Series Funds Inc.
                                      --------------------------------------------------- ---------------------------------
                                                                                           Strategic Bond    Total Return
                                       Growth and Income Fund      Mid Cap Value Fund           Fund             Fund
                                      ------------------------- ------------------------- ---------------- ----------------
                                                   Period from               Period from
                                                    October 6,                 June 25,     Period from      Period from
                                       Year ended    1998 to     Year ended    1998 to    March 19, 1999    July 14, 1999
                                      December 31, December 31, December 31, December 31, to December 31,  to December 31,
                                          1999         1998         1999         1998           1999             1999
                                      ------------ ------------ ------------ ------------ ---------------- ----------------
Increase (decrease) in net assets
 From operations:
  Net investment income (expense)....   $   118          37        (3,000)         425         (1,150)            115
  Net realized gain (loss)...........       573          58        84,871          (16)       (14,814)             (8)
  Unrealized appreciation
   (depreciation) on investments.....    (2,840)         49       (27,108)         196         (4,324)           (424)
  Capital gain distributions.........       --          --            --           --             --              --
                                        -------       -----       -------       ------        -------           -----
Increase (decrease) in net assets
 from operations.....................    (2,149)        144        54,763          605        (20,288)           (317)
                                        -------       -----       -------       ------        -------           -----
From capital transactions:
  Net premiums.......................     1,250         --          7,450          --             --              --
  Loan interest......................       (86)        --            945          --             227             --
  Transfers (to) from the general
   account of
   GE Life & Annuity:
    Death benefits
    Surrenders.......................       --          --            --           --             --              --
    Loans............................       --          --            --           --             --              --
    Cost of insurance and
     administrative expense..........       --          --            --           --          11,465            (134)
      (note 3).......................      (497)        (10)       (2,968)        (279)        (2,472)            (65)
    Transfer gain (loss) and transfer
     fees............................       (19)         63        35,817          116           (471)              1
  Transfers (to) from the Guarantee
   Account (note 1)..................       --          --         23,524          --             --              --
  Interfund transfers................    64,781       5,092        44,102       79,827        113,987           6,940
                                        -------       -----       -------       ------        -------           -----
Increase (decrease) in net assets
 from capital transactions...........    65,429       5,145       108,870       79,664        122,736           6,742
                                        -------       -----       -------       ------        -------           -----
  Increase (decrease) in net assets..    63,280       5,289       163,633       80,269        102,448           6,425
Net assets at beginning of year......     5,289         --         80,269          --             --              --
                                        -------       -----       -------       ------        -------           -----
Net assets at end of year............   $68,569       5,289       243,902       80,269        102,448           6,425
                                        =======       =====       =======       ======        =======           =====

                    GE LIFE & ANNUITY SEPARATE ACCOUNT III

                         Notes to Financial Statements

                               December 31, 1999


(1)Description of Entity

   GE Life & Annuity Separate Account III, formerly Life of Virginia Separate Account III, (the Account) is a separate investment account established in 1986 by GE Life and Annuity Assurance Company (GE Life & Annuity), formerly The Life Insurance Company of Virginia, under the laws of the Commonwealth of Virginia. The Account operates as a unit investment trust under the Investment Company Act of 1940. The Account is used to fund certain benefits for variable life insurance policies issued by GE Life & Annuity. GE Life & Annuity is a stock life insurance company operating under a charter granted by the Commonwealth of Virginia on March 21, 1871. A majority of the capital stock of GE Life & Annuity is owned by General Electric Capital Assurance Company. General Electric Capital Assurance Company and its parent, GE Financial Assurance Holdings, Inc., are indirect, wholly-owned subsidiaries of General Electric Capital Corporation (GE Capital). GE Capital, a diversified financial services company, is a wholly-owned subsidiary of General Electric Company
(GE), a New York corporation.

   In June 1999, a new investment subdivision was added to the Account. The Premier Growth Equity Fund, which invests solely in a designated portfolio of the GE Investment Funds, Inc., was added to the Account. The fund is a series type mutual fund. Between 1997 and 1999, the Oppenheimer Variable Account Capital Appreciation Fund changed its name to the Oppenheimer Variable Account Aggressive Growth Fund/VA and the Oppenheimer Variable Account Growth Fund changed its name to the Oppenheimer Variable Account Capital Appreciation Fund/VA.

   In October 1998, three new investment subdivisions were added to the Account. The Investors Fund, Strategic Bond Fund, and the Total Return Fund each invest solely in a designated portfolio of the Salomon Brothers Variable Series Fund. All designated portfolios described above are series type mutual funds. There were no amounts issued in the Investors Fund during 1998 or 1999.

   In May 1998, three new investment subdivisions were added to the Account. The U.S. Equity Fund invests solely in a designated portfolio of the GE Investments Funds, Inc. The Growth and Income, and Mid Cap Value (formerly Mid Cap Equity) Funds each invest solely in a designated portfolio of the Goldman Sachs Variable Insurance Trust Fund. All designated portfolios described above are series type mutual funds.

   On December 12, 1997, the Account added the GE Investments Funds, Inc.-- Income Fund as a new investment subdivision and made the following substitutions of shares held by the investment subdivisions:

Before the Substitution                              After the Substitution
-----------------------                              ----------------------
Shares of Money Market Portfolio--      Shares of Money Market Fund--
Variable Insurance Products Fund        GE Investments Funds, Inc.

Shares of Money Fund--                  Shares of Money Market Fund--
Oppenheimer Variable Account Funds      GE Investments Funds, Inc.

Shares of Government Securities Fund--  Shares of Income Fund--
GE Investments Funds, Inc.              GE Investments Funds, Inc.

Shares of Bond Portfolio--              Shares of Income Fund--
Neuberger & Berman Advisers Management  GE Investments Funds, Inc.
Trust

Shares of High Income Portfolio--       Shares of High Income Fund--
Variable Insurance Products Fund        Oppenheimer Variable Account Funds

Shares of Growth Portfolio--            Shares of Growth Portfolio--
Neuberger & Berman Advisers Management  Variable Insurance Products Fund
Trust

Shares of Balanced Portfolio--          Shares of Balanced Portfolio--
Neuberger & Berman Advisers Management  Janus Aspen Series
Trust

   The foregoing substitutions were carried out pursuant to an order of the Securities and Exchange Commission (Commission) issued on December 11, 1997, with the approval of any necessary department of insurance. The effect of such a share substitution was to replace certain portfolios of Variable Insurance Products Fund, Oppenheimer Variable Account Funds, GE Investments Funds, Inc., and Neuberger & Berman Advisers Management Trust with those of GE Investments Funds, Inc., Oppenheimer Variable Account Funds, Variable Insurance Products Fund, and Janus Aspen Series.

                    GE LIFE & ANNUITY SEPARATE ACCOUNT III

                               December 31, 1999

(1)Description of Entity -- Continued

   In May 1997, seven new investment subdivisions were added to the Account. The Growth & Income Portfolio and Growth Opportunities Portfolio each invest solely in a designated portfolio of the Variable Insurance Products Fund III. The Global Income Fund and the Value Equity Fund each invest solely in a designated portfolio of the GE Investments Funds, Inc. The Capital Appreciation Portfolio invests solely in a designated portfolio of the Janus Aspen Series. The Growth II Portfolio and the Large Cap Growth Portfolio each invest solely in a designated portfolio of the PBHG Insurance Series Fund, Inc. All designated portfolios described above are series type mutual funds.

   For policies issued after May 1, 1995, some policyowners may transfer cash values between the Account's portfolios and the Guarantee Account that is part of the general account of GE Life & Annuity. Amounts transferred to the Guarantee Account earn interest at the interest rate effective at the time of such transfer and remain in effect for one year, after which a new rate may be declared.

(2)Summary of Significant Accounting Policies

 (a) Investments

   Investments are stated at fair value which is based on the underlying net asset value per share of the respective portfolios or funds. Purchases and sales of investments are recorded on the trade date and income distributions are recorded on the ex-dividend date. Realized gains and losses on investments are determined on the average cost basis. The units and unit values are disclosed as of the last business day in the applicable year or period.

   The aggregate cost of the investments acquired and the aggregate proceeds of investments sold, for the year or period ended December 31, 1999, were:

                                                        Cost of      Proceeds
                                                         Shares        from
Fund/Portfolio                                          Acquired   Shares Sold
--------------                                        ------------ ------------
GE Investments Funds, Inc.:
  S&P 500 Index Fund................................. $  8,074,508    7,214,880
  Money Market Fund..................................  142,550,663  137,813,632
  Total Return Fund..................................      252,045      423,194
  International Equity Fund..........................       95,821       53,745
  Real Estate Securities Fund........................      129,373      186,650
  Global Income Fund.................................    8,053,103    7,879,226
  Value Equity Fund..................................    2,236,005    2,105,030
  Income Fund........................................      217,788      270,438
  U.S. Equity Fund...................................      125,476       10,321
  Premier Growth Equity Fund.........................      411,273        4,116
Oppenheimer Variable Account Funds:
  Bond Fund/VA.......................................    4,664,510    5,368,442
  Aggressive Growth Fund/VA..........................   10,318,765   12,079,719
  Capital Appreciation Fund/VA.......................   13,344,120   14,752,551
  High Income Fund/VA................................    5,801,753    9,370,017
  Multiple Strategies Fund/VA........................      409,651      632,184

                     GE LIFE & ANNUITY SEPARATE ACCOUNT III

                               December 31, 1999

(2) Summary of Significant Accounting Policies -- Continued

                                                         Cost of     Proceeds
                                                          Shares       from
Fund/Portfolio                                           Acquired   Shares Sold
--------------                                         ------------ -----------
Variable Insurance Products Fund:
  Equity-Income Portfolio............................. $  4,915,891   6,821,877
  Growth Portfolio....................................   22,585,871  23,276,357
  Overseas Portfolio..................................    7,307,789   9,133,870
Variable Insurance Products Fund II:
  Asset Manager Portfolio.............................    1,254,832   2,225,955
  Contrafund Portfolio................................    4,543,326   5,813,319
Variable Insurance Products Fund III:
  Growth & Income Portfolio...........................    5,056,011   4,659,241
  Growth Opportunities Portfolio......................      517,132     269,032
Federated Insurance Series:
  American Leaders Fund II............................      369,678     437,325
  High Income Bond Fund II............................    4,343,137   4,376,296
  Utility Fund II.....................................       64,465     146,678
Alger American Fund:
  Small Capitalization Portfolio......................    6,407,968   7,157,866
  Growth Portfolio....................................    4,227,645   2,891,282
PBHG Insurance Series Fund, Inc.:
  PBHG Large Cap Growth Portfolio.....................      285,430     150,633
  PBHG Growth II Portfolio............................    7,159,550   7,161,161
Janus Aspen Series:
  Aggressive Growth Portfolio.........................   43,175,696  40,322,321
  Growth Portfolio....................................    4,678,348   3,905,156
  Worldwide Growth Portfolio..........................    7,097,136   7,336,085
  Balanced Portfolio..................................    2,045,928   1,567,384
  Flexible Income Portfolio...........................      303,173     360,565
  International Growth Portfolio......................    5,200,086   6,170,402
  Capital Appreciation Portfolio......................   36,142,487  34,686,023
Goldman Sachs Variable Insurance Trust:
  Growth and Income Fund..............................       93,553      27,975
  Mid Cap Value Fund..................................    3,431,804   3,325,911
Salomon Brothers Variable Series Fund Inc.:
  Strategic Bond Fund.................................    5,645,594   5,523,951
  Total Return Fund...................................        7,094         234

                    GE LIFE & ANNUITY SEPARATE ACCOUNT III

                               December 31, 1999


(2) Summary of Significant Accounting Policies -- Continued

 (b) Capital Transactions

   The increase (decrease) of outstanding units from capital transactions for the years or periods ended December 31, 1999, 1998 and 1997 are as follows:

                                          GE Investments Funds, Inc.
                          --------------------------------------------------------------
                                                                                 Real
                          S&P 500  Government  Money    Total   International   Estate
                           Index   Securities  Market   Return     Equity     Securities
                           Fund       Fund      Fund     Fund       Fund         Fund
                          -------  ---------- --------  ------  ------------- ----------
Units outstanding at De-
 cember 31, 1996........   58,616    43,554    683,115  62,796      69,054      14,627
                          -------   -------   --------  ------     -------     -------
From capital transac-
 tions:
  Net premiums..........      918       705    888,521   1,582          69       3,906
  Loan interest.........      (15)      (24)     1,522       3          (1)        --
  Transfers (to) from
   the general account
   of
   GE Life & Annuity:
    Death benefits......      (56)      --         --   (5,200)        --          --
    Surrenders..........   (1,568)  (14,115)    (4,893)   (404)        --          --
    Loans...............     (310)   (1,284)   (15,590) (1,334)        123      (1,039)
    Cost of insurance
     and administrative
     expenses...........     (770)     (447)    (7,485)   (686)       (623)       (570)
  Transfers (to) from
   the Guarantee Ac-
   count................    1,030        15     (1,925)  1,924         --          203
  Interfund transfers...   35,756   (28,404)  (795,469)  5,670     (48,010)     41,075
                          -------   -------   --------  ------     -------     -------
Net increase (decrease)
 in units from capital
 transactions...........   34,985   (43,554)    64,681   1,555     (48,442)     43,575
                          -------   -------   --------  ------     -------     -------
Units outstanding at De-
 cember 31, 1997........   93,601       --     747,796  64,351      20,612      58,202
                          -------   -------   --------  ------     -------     -------
From capital transac-
 tions:
  Net premiums..........   10,503       --     318,502     457         (63)      2,573
  Loan interest.........      (51)      --         939      (4)          3         (12)
  Transfers (to) from
   the general account
   of
   GE Life & Annuity:
    Death benefits......     (776)      --        (579)    --          --          --
    Surrenders..........   (3,536)      --     (29,501) (5,534)        --         (181)
    Loans...............     (258)      --     (62,560) (1,140)       (230)       (955)
    Cost of insurance
     and administrative
     expenses...........   (1,578)      --      (8,969)   (602)        231        (703)
  Transfers (to) from
   the Guarantee Ac-
   count................    4,508       --      (3,439)    353      (1,473)      2,167
  Interfund transfers...   38,024       --    (569,612)  1,764       1,669     (13,779)
                          -------   -------   --------  ------     -------     -------
Net increase (decrease)
 in units from capital
 transactions...........   46,836       --     (55,219) (4,706)        137     (10,890)
                          -------   -------   --------  ------     -------     -------
Units outstanding at De-
 cember 31, 1998........  140,437       --     692,577  59,645      20,749      47,312
                          -------   -------   --------  ------     -------     -------
From capital transac-
 tions:
  Net premiums..........    4,635       --     453,065     283         --          593
  Loan interest.........      (80)      --       2,062     (23)        --          (65)
  Transfers (to) from
   the general account
   of
   GE Life & Annuity:
    Death benefits......      --        --         --      --          --          --
    Surrenders..........  (12,655)      --    (253,135) (4,209)        --       (2,315)
    Loans...............     (319)      --     (45,695)   (167)        --         (262)
    Cost of insurance
     and administrative
     expenses...........   (1,697)      --      (9,438)   (586)       (244)       (546)
  Transfers (to) from
   the Guarantee Ac-
   count................       27       --         --       16         --          --
  Interfund transfers...   32,129       --     111,903  (2,341)      1,517      (2,972)
                          -------   -------   --------  ------     -------     -------
Net increase (decrease)
 in units from capital
 transactions...........   22,040       --     258,762  (7,027)      1,273      (5,567)
                          -------   -------   --------  ------     -------     -------
Units outstanding at De-
 cember 31, 1999........  162,477       --     951,339  52,618      22,022      41,745
                          =======   =======   ========  ======     =======     =======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT III

                               December 31, 1999


(2) Summary of Significant Accounting Policies -- Continued

                                  GE Investments Funds, Inc. (continued)
                                ----------------------------------------------
                                Global  Value             U.S.      Premier
                                Income  Equity  Income   Equity  Growth Equity
                                 Fund    Fund    Fund     Fund       Fund
                                ------  ------  -------  ------  -------------
Units outstanding at December
 31, 1996......................   --       --       --      --         --
                                -----   ------  -------  ------     ------
From capital transactions:
  Net premiums.................   --       356      --      --         --
  Loan interest................   --       --       --      --         --
  Transfers (to) from the gen-
   eral account of
   GE Life & Annuity:
    Death benefits.............   --       --       --      --         --
    Surrenders.................   --       --       --      --         --
    Loans......................   --       --      (240)    --         --
    Cost of insurance and ad-
     ministrative expenses.....    (2)     (48)     (74)    --         --
  Transfers (to) from the Guar-
   antee Account...............   --       --       --      --         --
  Interfund transfers.......... 1,338   18,848  122,212     --         --
                                -----   ------  -------  ------     ------
Net increase (decrease) in
 units from capital transac-
 tions......................... 1,336   19,156  121,898     --         --
                                -----   ------  -------  ------     ------
Units outstanding at December
 31, 1997...................... 1,336   19,156  121,898     --         --
                                -----   ------  -------  ------     ------
From capital transactions:
  Net premiums.................   --     1,214        1     --         --
  Loan interest................   --       (63)    (366)    --         --
  Transfers (to) from the gen-
   eral account of
   GE Life & Annuity:
    Death benefits.............   --       --       --      --         --
    Surrenders.................   --       --      (252)    --         --
    Loans......................   --       (90)  (2,123)    --         --
    Cost of insurance and ad-
     ministrative expenses.....   (25)    (370)  (1,466)     (3)       --
  Transfers (to) from the Guar-
   antee Account...............   --       --       764     --         --
  Interfund transfers.......... 1,172   18,643   19,037     955        --
                                -----   ------  -------  ------     ------
Net increase (decrease) in
 units from capital transac-
 tions......................... 1,147   19,334   15,595     952        --
                                -----   ------  -------  ------     ------
Units outstanding at December
 31, 1998...................... 2,483   38,490  137,493     952        --
                                -----   ------  -------  ------     ------
From capital transactions:
  Net premiums.................     3      243    1,551     --          (1)
  Loan interest................   --       (66)    (457)    --         --
  Transfers (to) from the gen-
   eral account of
   GE Life & Annuity:
    Death benefits.............   --       --       --      --         --
    Surrenders.................   --       --    (8,378)    --         --
    Loans......................    15     (445)    (428)    --         (30)
    Cost of insurance and ad-
     ministrative expenses.....    (4)    (525)  (1,456)    (46)      (204)
  Transfers (to) from the Guar-
   antee Account...............   --     1,886    1,928     --         --
  Interfund transfers..........   162    7,567   (2,666)  9,329     39,537
                                -----   ------  -------  ------     ------
Net increase (decrease) in
 units from capital transac-
 tions.........................   176    8,660   (9,906)  9,283     39,302
                                -----   ------  -------  ------     ------
Units outstanding at December
 31, 1999...................... 2,659   47,150  127,587  10,235     39,302
                                =====   ======  =======  ======     ======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT III

                               December 31, 1999


(2) Summary of Significant Accounting Policies -- Continued

                                      Oppenheimer Variable Account Funds
                          -------------------------------------------------------------
                                            Aggressive   Capital     High     Multiple
                           Money    Bond      Growth   Appreciation Income   Strategies
                           Fund    Fund/VA   Fund/VA     Fund/VA    Fund/VA   Fund/VA
                          -------  -------  ---------- ------------ -------  ----------
Units outstanding at De-
 cember 31, 1996........   10,387   81,322   177,408      78,571    135,468   103,922
                          -------  -------   -------     -------    -------   -------
From capital transac-
 tions:
  Net premiums..........      --       567     5,184       4,979      3,036       515
  Loan interest.........      --        10       (15)        (57)       (20)      (30)
  Transfers (to) from
   the general account
   of
   GE Life & Annuity:
    Death benefits......      --       --        --          --         --        (83)
    Surrenders..........      --       --       (182)        --        (291)      --
    Loans...............      --      (938)   (2,466)     (1,925)      (949)      364
    Cost of insurance
     and administrative
     expenses...........     (104)    (792)   (2,250)     (1,203)    (1,459)   (1,248)
  Transfers (to) from
   the Guarantee Ac-
   count................      --       465     2,796       2,441        --        999
  Interfund transfers...  (10,283)  80,017    25,443      45,075     71,340    18,636
                          -------  -------   -------     -------    -------   -------
Net increase (decrease)
 in units from capital
 transactions...........  (10,387)  79,329    28,510      49,310     71,657    19,153
                          -------  -------   -------     -------    -------   -------
Units outstanding at De-
 cember 31, 1997........      --   160,651   205,918     127,881    207,125   123,075
                          -------  -------   -------     -------    -------   -------
From capital transac-
 tions:
  Net premiums..........      --     3,023     9,796       3,787        331        45
  Loan interest.........      --        88       655         (82)       (50)      (40)
  Transfers (to) from
   the general account
   of
   GE Life & Annuity:
    Death benefits......      --       --        --          --      (1,322)     (854)
    Surrenders..........      --    (3,818)  (21,555)     (4,162)   (16,597)   (6,487)
    Loans...............      --       (34)  (58,985)     (3,464)      (993)   (2,318)
    Cost of insurance
     and administrative
     expenses...........      --    (1,373)   (7,454)     (1,353)    (1,787)   (1,472)
  Transfers (to) from
   the Guarantee Ac-
   count................      --       399       693       1,693        812     1,351
  Interfund transfers...      --   (52,085)   47,191      63,068      5,503     4,993
                          -------  -------   -------     -------    -------   -------
Net increase (decrease)
 in units from capital
 transactions...........      --   (53,800)  (29,659)     59,487    (14,103)   (4,782)
                          -------  -------   -------     -------    -------   -------
Units outstanding at De-
 cember 31, 1998........      --   106,851   176,259     187,368    193,022   118,293
                          -------  -------   -------     -------    -------   -------
From capital transac-
 tions:
  Net premiums..........      --       934     1,328         925        212     1,302
  Loan interest.........      --       137      (126)        (79)       (64)       (7)
  Transfers (to) from
   the general account
   of
   GE Life & Annuity:
    Death benefits......      --       --       (554)        --         --        --
    Surrenders..........      --    (1,554)  (10,319)    (17,001)    (2,950)   (6,514)
    Loans...............      --    (1,336)   (3,056)     (4,252)    (3,614)     (369)
    Cost of insurance
     and administrative
     expenses...........      --      (934)   (1,687)     (1,190)    (1,595)   (1,088)
  Transfers (to) from
   the Guarantee Ac-
   count................      --       284       199         --          13        32
  Interfund transfers...      --   (32,896)  (25,280)    (71,462)   (47,495)   (8,763)
                          -------  -------   -------     -------    -------   -------
Net increase (decrease)
 in units from capital
 transactions...........      --   (35,365)  (39,495)    (93,059)   (55,493)  (15,407)
                          -------  -------   -------     -------    -------   -------
Units outstanding at De-
 cember 31, 1999........      --    71,486   136,764      94,309    137,529   102,886
                          =======  =======   =======     =======    =======   =======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT III

                               December 31, 1999


(2) Summary of Significant Accounting Policies -- Continued

                                                                             Variable Insurance
                                  Variable Insurance Products Fund            Products Fund II
                          ------------------------------------------------- --------------------
                            Money     High     Equity                         Asset
                           Market    Income    Income    Growth   Overseas   Manager  Contrafund
                          Portfolio Portfolio Portfolio Portfolio Portfolio Portfolio Portfolio
                          --------- --------- --------- --------- --------- --------- ----------
Units outstanding at De-
 cember 31, 1996........    73,394    53,819   478,350   320,102   315,896   405,585   283,121
                           -------   -------   -------   -------   -------   -------   -------
From capital transac-
 tions:
  Net premiums..........       --        --      8,841     6,684       600     3,583     9,027
  Loan interest.........      (523)      --       (237)     (259)     (114)     (180)     (173)
  Transfers (to) from
   the general account
   of
   GE Life & Annuity:
    Death benefits......       --        --       (749)     (139)      --     (5,411)      (94)
    Surrenders..........      (765)   (6,032)   (2,952)   (2,453)   (1,224)     (325)     (497)
    Loans...............    (1,169)     (238)   (4,978)  (12,995)   (6,601)   (3,524)   (6,225)
    Cost of insurance
     and administrative
     expenses...........      (526)     (432)   (6,220)   (8,445)   (2,771)   (3,562)   (3,816)
  Transfers (to) from
   the Guarantee Ac-
   count................       --        --      4,627     3,782     2,879     1,223     7,878
  Interfund transfers...   (70,411)  (47,117)   12,774     3,763   (65,198)   (2,171)   95,951
                           -------   -------   -------   -------   -------   -------   -------
Net increase (decrease)
 in units from capital
 transactions...........   (73,394)  (53,819)   11,106   (10,062)  (72,429)  (10,367)  102,051
                           -------   -------   -------   -------   -------   -------   -------
Units outstanding at De-
 cember 31, 1997........       --        --    489,456   310,040   243,467   395,218   385,172
                           -------   -------   -------   -------   -------   -------   -------
From capital transac-
 tions:
  Net premiums..........       --        --      4,258     1,424       799        92     7,384
  Loan interest.........       --        --       (318)     (483)      (64)     (276)     (287)
  Transfers (to) from
   the general account
   of
   GE Life & Annuity:
    Death benefits......       --        --     (1,780)     (685)   (1,283)   (1,619)   (1,038)
    Surrenders..........       --        --     (6,479)  (16,160)   (9,040)  (12,811)     (935)
    Loans...............       --        --    (11,737)  (15,030)   (3,925)   (9,503)   (3,564)
    Cost of insurance
     and administrative
     expenses...........       --        --     (4,890)   (3,495)   (1,986)   (3,990)   (3,917)
  Transfers (to) from
   the Guarantee Ac-
   count................       --        --      3,580     2,834      (363)    2,750     3,497
  Interfund transfers...       --        --     (5,896)   13,096    12,401     6,154    41,115
                           -------   -------   -------   -------   -------   -------   -------
Net increase (decrease)
 in units from capital
 transactions...........       --        --    (23,235)  (18,499)   (3,461)  (19,203)   42,255
                           -------   -------   -------   -------   -------   -------   -------
Units outstanding at De-
 cember 31, 1998........       --        --    466,221   291,541   240,006   376,015   427,427
                           -------   -------   -------   -------   -------   -------   -------
From capital transac-
 tions:
  Net premiums..........       --        --        839     3,218       754        84     2,850
  Loan interest.........       --        --       (355)     (326)      (99)     (301)     (344)
  Transfers (to) from
   the general account
   of
   GE Life & Annuity:
    Death benefits......       --        --        --        --       (885)      --       (948)
    Surrenders..........       --        --    (14,522)  (27,627)   (7,933)  (28,550)  (21,891)
    Loans...............       --        --     (6,257)   (3,276)   (4,471)   (2,115)   (6,131)
    Cost of insurance
     and administrative
     expenses...........       --        --     (4,198)   (2,672)   (1,663)   (3,578)   (4,071)
  Transfers (to) from
   the Guarantee Ac-
   count................       --        --     (3,506)      112        18     1,395       262
  Interfund transfers...       --        --    (37,767)   (9,026)  (64,727)  (27,162)  (30,229)
                           -------   -------   -------   -------   -------   -------   -------
Net increase (decrease)
 in units from capital
 transactions...........       --        --    (65,766)  (39,597)  (79,006)  (60,227)  (60,502)
                           -------   -------   -------   -------   -------   -------   -------
Units outstanding at De-
 cember 31, 1999........       --        --    400,455   251,944   161,000   315,788   366,925
                           =======   =======   =======   =======   =======   =======   =======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT III

                               December 31, 1999

(2) Summary of Significant Accounting Policies -- Continued

                          Variable Insurance Products              Neuberger & Berman
                                   Fund III                     Advisers Management Trust
                          --------------------------------    ------------------------------
                           Growth &            Growth
                            Income          Opportunities     Balanced     Bond     Growth
                           Portfolio          Portfolio       Portfolio  Portfolio Portfolio
                          -------------    ---------------    ---------  --------- ---------
Units outstanding at De-
 cember 31, 1996........             --                 --     114,320     52,241    49,204
                           -------------      -------------   --------    -------   -------
From capital transac-
 tions:
  Net premiums..........           1,078              1,677        --         --        --
  Loan interest.........             --                 --         (36)      (192)      (49)
  Transfers (to) from
   the general account
   of GE Life & Annuity:
    Death benefits......             --                 --         --         --        --
    Surrenders..........             --                 --      (1,036)       --        --
    Loans...............             --                 --        (219)     4,440      (417)
    Cost of insurance
     and administrative
     expenses...........            (139)              (149)    (1,045)      (423)     (428)
  Transfers (to) from
   the Guarantee Ac-
   count................             --                 271        --         --        --
  Interfund transfers...          32,242             26,820   (111,984)   (56,066)  (48,310)
                           -------------      -------------   --------    -------   -------
Net increase (decrease)
 in units from capital
 transactions...........          33,181             28,619   (114,320)   (52,241)  (49,204)
                           -------------      -------------   --------    -------   -------
Units outstanding at De-
 cember 31, 1997........          33,181             28,619        --         --        --
                           -------------      -------------   --------    -------   -------
From capital transac-
 tions:
  Net premiums..........           1,845              2,945        --         --        --
  Loan interest.........             (31)               (10)       --         --        --
  Transfers (to) from
   the general account
   of GE Life & Annuity:
    Death benefits......             --                 --         --         --        --
    Surrenders..........             --                 --         --         --        --
    Loans...............            (252)               --         --         --        --
    Cost of insurance
     and administrative
     expenses...........            (609)              (383)       --         --        --
  Transfers (to) from
   the Guarantee Ac-
   count................           1,097                649        --         --        --
  Interfund transfers...          28,309             10,821        --         --        --
                           -------------      -------------   --------    -------   -------
Net increase (decrease)
 in units from capital
 transactions...........          30,359             14,022        --         --        --
                           -------------      -------------   --------    -------   -------
Units outstanding at De-
 cember 31, 1998........          63,540             42,641        --         --        --
                           -------------      -------------   --------    -------   -------
From capital transac-
 tions:
  Net premiums..........             837                 38        --         --        --
  Loan interest.........              (1)                (6)       --         --        --
  Transfers (to) from
   the general account
   of GE Life & Annuity:
    Death benefits......             --                 --         --         --        --
    Surrenders..........          (2,372)            (1,140)       --         --        --
    Loans...............            (661)               (64)       --         --        --
    Cost of insurance
     and administrative
     expenses...........          (1,112)              (549)       --         --        --
  Transfers (to) from
   the Guarantee Ac-
   count................             729                --         --         --        --
  Interfund transfers...          27,874             17,414        --         --        --
                           -------------      -------------   --------    -------   -------
Net increase (decrease)
 in units from capital
 transactions...........          25,294             15,693        --         --        --
                           -------------      -------------   --------    -------   -------
Units outstanding at De-
 cember 31, 1999........          88,834             58,334        --         --        --
                           =============      =============   ========    =======   =======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT III

                               December 31, 1999


(2) Summary of Significant Accounting Policies -- Continued

                                                                                                          PBHG Insurance
                                                Federated Insurance Series      Alger American Fund     Series Fund, Inc.
                                               -----------------------------  ------------------------ --------------------
                                               American     High                  Small                PBHG Large   PBHG
                                               Leaders   Income Bond Utility  Capitalization  Growth   Cap Growth Growth II
                                               Fund II     Fund II   Fund II    Portfolio    Portfolio Portfolio  Portfolio
                                               --------  ----------- -------  -------------- --------- ---------- ---------
Units outstanding at December 31, 1996.......    1,606      50,680   17,985      111,215      125,545       --        --
                                               -------     -------   ------      -------      -------    ------    ------
From capital transactions:
  Loan interest..............................      --          (91)      (4)         --           (24)      --        --
  Transfers (to) from the general account of
   GE Life & Annuity:
    Death benefits...........................      --          --       --           --           --        --        --
    Surrenders...............................      --          --       --          (138)        (266)      --        --
    Loans....................................       16        (768)  (2,368)      (5,683)      (3,238)      --        --
    Cost of insurance and administrative
     expenses................................     (247)       (600)    (238)      (1,990)      (1,118)      (11)      (44)
  Transfers (to) from the Guarantee Account..      418         364      719        8,023        1,345       283       239
  Interfund transfers........................   26,797      95,909    7,319       16,471        7,897     2,446     8,006
                                               -------     -------   ------      -------      -------    ------    ------
Net increase (decrease) in units from capital
 transactions................................   34,250      97,733    5,428       26,536        5,852     2,718     8,640
                                               -------     -------   ------      -------      -------    ------    ------
Units outstanding at December 31, 1997.......   35,856     148,413   23,413      137,751      131,397     2,718     8,640
                                               -------     -------   ------      -------      -------    ------    ------
From capital transactions:
  Net premiums...............................    5,835       1,842    1,248        4,733        3,551        (1)      424
  Loan interest..............................      (14)        (27)     (48)         (35)         (66)      --         (7)
  Transfers (to) from the general account of
   GE Life & Annuity:
    Death benefits...........................      --          --       --        (1,209)      (1,398)      --        --
    Surrenders...............................      --          --       --        (6,320)      (3,136)      (82)      --
    Loans....................................     (779)       (954)  (1,114)       2,007       (4,993)      (18)      --
    Cost of insurance and administrative
     expenses................................     (675)       (936)    (330)      (1,753)      (1,998)      (54)     (133)
  Transfers (to) from the Guarantee Account..      971         392      --         2,095        2,530       --      2,947
  Interfund transfers........................   20,774     (74,663)   4,692      112,713       45,241      (201)      255
                                               -------     -------   ------      -------      -------    ------    ------
Net increase (decrease) in units from capital
 transactions................................   26,112     (74,346)   4,448      112,231       39,731      (356)    3,486
                                               -------     -------   ------      -------      -------    ------    ------
Units outstanding at December 31, 1998.......   61,968      74,067   27,861      249,982      171,128     2,362    12,126
                                               -------     -------   ------      -------      -------    ------    ------
From capital transactions:
  Net premiums...............................    3,371       1,529       (1)       3,927        2,689       433       264
  Loan interest..............................       (5)        (21)     (31)        (366)        (102)        2       (25)
  Transfers (to) from the general account of
   GE Life & Annuity:
    Death benefits...........................      --          --       --           --        (1,165)      --        --
    Surrenders...............................      --       (2,467)    (751)         --       (12,596)      --        --
    Loans....................................     (360)     (6,501)  (1,452)         288       (3,825)      (48)   (1,324)
    Cost of insurance and administrative
     expenses................................     (740)     (1,180)    (271)      (2,117)      (2,044)     (123)     (643)
  Transfers (to) from the Guarantee Account..      537         --       --           982           22       --        --
  Interfund transfers........................  (12,336)        557   (3,563)     (87,931)      59,998     9,061     4,386
                                               -------     -------   ------      -------      -------    ------    ------
Net increase (decrease) in units from capital
 transactions................................   (9,533)     (8,083)  (6,069)     (85,217)      42,977     9,325     2,658
                                               -------     -------   ------      -------      -------    ------    ------
Units outstanding at December 31, 1999.......   52,435      65,984   21,792      164,765      214,105    11,687    14,784
                                               =======     =======   ======      =======      =======    ======    ======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT III

                               December 31, 1999


(2) Summary of Significant Accounting Policies -- Continued

                                                                           Janus Aspen Series
                                              -----------------------------------------------------------------------------
                                              Aggressive           Worldwide           Flexible  International   Capital
                                                Growth    Growth    Growth   Balanced   Income      Growth     Appreciation
                                              Portfolio  Portfolio Portfolio Portfolio Portfolio   Portfolio    Portfolio
                                              ---------- --------- --------- --------- --------- ------------- ------------
Units outstanding at December 31, 1996.....    129,703    190,622   319,680    51,766   14,100       33,423          --
                                               -------    -------   -------   -------   ------      -------      -------
From capital transactions:
  Net premiums.............................      4,146      6,158    19,120     2,260    1,522        4,872          --
  Loan interest............................         (5)       (37)      (53)       (3)      (2)        (135)         --
  Transfers (to) from the general account
   of GE Life & Annuity:
    Death benefits.........................        --         --        (99)      --       --           --           --
    Surrenders.............................        (22)      (692)     (308)     (171)     --           --           --
    Loans..................................     (4,697)    (6,214)   (4,281)    1,907   (2,130)        (812)         --
    Cost of insurance and administrative
     expenses..............................     (1,702)    (2,647)   (4,547)     (949)    (137)      (1,301)          (9)
  Transfers (to) from the Guarantee Account..    2,380      5,134     6,252     2,912      225        9,973          --
  Interfund transfers......................     34,709     67,507   104,621   183,798      215       84,860          959
                                               -------    -------   -------   -------   ------      -------      -------
Net increase (decrease) in units from
 capital transactions......................     34,809     69,209   120,705   189,754     (307)      97,457          950
                                               -------    -------   -------   -------   ------      -------      -------
Units outstanding at December 31, 1997.....    164,512    259,831   440,385   241,520   13,793      130,880          950
                                               -------    -------   -------   -------   ------      -------      -------
From capital transactions:
  Net premiums.............................      2,149      3,907    11,534     1,293      409        2,672          867
  Loan interest............................       (102)      (332)     (131)     (259)     (25)         (46)         --
  Transfers (to) from the general account
   of GE Life & Annuity:
    Death benefits.........................        --         --     (2,881)   (1,183)     --          (863)         --
    Surrenders.............................       (470)    (6,229)   (4,378)     (338)  (4,063)      (4,468)         --
    Loans..................................     (1,267)    (9,616)   (4,057)   (4,970)   1,652          334       (2,698)
    Cost of insurance and administrative
     expenses..............................     (1,289)    (3,337)   (4,595)   (2,749)    (287)      (1,797)        (597)
  Transfers (to) from the Guarantee Account..      425      1,109      (540)    2,947        7        5,745          --
  Interfund transfers......................    (40,437)    18,470    36,057    25,041   20,985       60,164       48,939
                                               -------    -------   -------   -------   ------      -------      -------
Net increase (decrease) in units from
 capital transactions......................    (40,991)     3,972    31,009    19,782   18,678       61,741       46,511
                                               -------    -------   -------   -------   ------      -------      -------
Units outstanding at December 31, 1998.....    123,521    263,803   471,394   261,302   32,471      192,621       47,461
                                               -------    -------   -------   -------   ------      -------      -------
From capital transactions:
  Net premiums.............................        951      3,045   (14,576)    1,734      727        1,178        3,576
  Loan interest............................       (122)      (294)      445      (319)      (3)         123          (56)
  Transfers (to) from the general account
   of GE Life & Annuity:
    Death benefits.........................        --        (856)    1,883    (1,042)     --           --           --
    Surrenders.............................     (4,770)   (12,134)   24,665   (16,600)     --          (810)      (2,035)
    Loans..................................     (3,253)    (4,155)    6,992   (14,729)     190         (445)        (389)
    Cost of insurance and administrative
     expenses..............................     (1,672)    (2,652)   10,281    (2,424)    (310)      (1,582)      (1,386)
  Transfers (to) from the Guarantee Account..      --         130    (2,893)      629      --           --           --
  Interfund transfers......................     96,474     46,586   (21,666)   56,360   (6,244)     (56,821)      66,036
                                               -------    -------   -------   -------   ------      -------      -------
Net increase (decrease) in units from
 capital transactions......................     87,608     29,670     5,131    23,609   (5,640)     (58,357)      65,746
                                               -------    -------   -------   -------   ------      -------      -------
Units outstanding at December 31, 1999.....    211,129    293,473   476,525   284,911   26,831      134,264      113,207
                                               =======    =======   =======   =======   ======      =======      =======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT III

                               December 31, 1999


(2) Summary of Significant Accounting Policies -- Continued

                                                Goldman Sachs
                                                  Variable      Salomon Brothers
                                                  Insurance     Variable Series
                                                    Trust          Fund Inc.
                                                --------------  ----------------
                                                Growth   Mid
                                                 and     Cap              Total
                                                Income  Value   Strategic Return
                                                 Fund    Fund   Bond Fund  Fund
                                                ------  ------  --------- ------
Units outstanding at December 31, 1996.........   --       --       --     --
                                                -----   ------   ------    ---
From capital transactions:
  Net premiums.................................   --       --       --     --
  Loan interest................................   --       --       --     --
  Transfers (to) from the general account of GE
   Life & Annuity:
    Death benefits.............................   --       --       --     --
    Surrenders.................................   --       --       --     --
    Loans......................................   --       --       --     --
    Cost of insurance and administrative ex-
     penses....................................   --       --       --     --
  Transfers (to) from the Guarantee Account....   --       --       --     --
  Interfund transfers..........................   --       --       --     --
                                                -----   ------   ------    ---
Net increase (decrease) in units from capital
 transactions..................................   --       --       --     --
                                                -----   ------   ------    ---
Units outstanding at December 31, 1997.........   --       --       --     --
                                                -----   ------   ------    ---
From capital transactions:
  Net premiums.................................   --       --       --     --
  Loan interest................................   --       --       --     --
  Transfers (to) from the general account of GE
   Life & Annuity:
    Death benefits.............................   --       --       --     --
    Surrenders.................................   --       --       --     --
    Loans......................................   --       --       --     --
    Cost of insurance and administrative ex-
     penses....................................   --       (33)     --     --
  Transfers (to) from the Guarantee Account....   --       --       --     --
  Interfund transfers..........................   598    9,410      --     --
                                                -----   ------   ------    ---
Net increase (decrease) in units from capital
 transactions..................................   598    9,377      --     --
                                                -----   ------   ------    ---
Units outstanding at December 31, 1998.........   598    9,377      --     --
                                                -----   ------   ------    ---
From capital transactions:
  Net premiums.................................   131    2,015      --     --
  Loan interest................................    (9)     256       19    --
  Transfers (to) from the general account of GE
   Life & Annuity:
    Death benefits.............................   --       --       --     --
    Surrenders.................................   --       --       --     --
    Loans......................................   --       --       940    (12)
    Cost of insurance and administrative ex-
     penses....................................   (52)    (803)    (203)    (6)
  Transfers (to) from the Guarantee Account....   --     6,364      --     --
  Interfund transfers.......................... 6,777   11,931    9,347    624
                                                -----   ------   ------    ---
Net increase (decrease) in units from capital
 transactions.................................. 6,847   19,763   10,103    606
                                                -----   ------   ------    ---
Units outstanding at December 31, 1999......... 7,445   29,140   10,103    606
                                                =====   ======   ======    ===

                    GE LIFE & ANNUITY SEPARATE ACCOUNT III

                               December 31, 1999




 (c) Federal Income Taxes

   The Account is not taxed separately because the operations of the Account are part of the total operations of GE Life & Annuity. GE Life & Annuity is taxed as a life insurance company under the Internal Revenue Code (the Code). GE Life & Annuity is included in the General Electric Capital Assurance Company consolidated federal income tax return. Under existing federal income tax law, no taxes are payable on the investment income or on the capital gains of the Account.

 (d) Use of Estimates

   Financial statements prepared in conformity with generally accepted accounting principles require management to make estimates and assumptions that affect amounts and disclosures reported therein. Actual results could differ from those estimates.

(3) Related Party Transactions

   The premiums transferred from GE Life & Annuity to the Account represent gross premiums recorded by GE Life & Annuity on its variable life insurance policies. During the first ten years following a premium payment, a charge is deducted monthly at an effective annual rate of .50% of the premium payment from the policy cash value to cover distribution expenses and premiums taxes. If a policy is surrendered or lapses during the first nine years, a charge is made by GE Life & Annuity to cover the expenses of issuing the policy. Subject to certain limitations, the charge generally equals 6% of the premium withdrawn in the first four years, and this charge decreases 1% per year for every year thereafter. A charge equal to the lesser of $25 or 2% of the amount paid on a partial surrender will be made to compensate GE Life & Annuity for the costs incurred in connection with the partial surrender.

   A charge based on the policy specified amount of insurance, death benefit option, cash values, duration, the insured's sex, issue age and risk class is deducted from the policy cash values each month to GE Life & Annuity for the cost of insurance. In addition, GE Life & Annuity charges the Account for the mortality and expense (M&E) risk that GE Life & Annuity assumes. This M&E charge is deducted daily and equals the effective annual rate of .90% of the net assets of the Account. GE Life & Annuity also charges the Account for certain administrative charges which are deducted daily at the effective annual rate of .40% of the net assets of the Account.

   GE Investments Funds, Inc. (the Fund) is an open-end diversified management investment company.

   Capital Brokerage Corporation, an affiliate of GE Life & Annuity, is a Washington Corporation registered with the Commission under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. Capital Brokerage Corporation serves as principal underwriter for variable life insurance policies and variable annuities issued by GE Life & Annuity.

   GE Investment Management Incorporated (Investment Advisor), a wholly-owned subsidiary of GE, currently serves as investment advisor to GE Investments Funds, Inc. As compensation for its services, the Investment Advisor is paid an investment advisory fee by the Fund based on the average daily net assets at an effective annual rate of .35% for the S&P 500 Index Fund, .50% for the Money Market, Income, and Total Return Funds, 1.00% for the International Equity Fund, .85% for the Real Estate Securities Fund, .60% for the Global Income Fund, .55% for the U.S. Equity Fund and .65% for the Value Equity and Premier Growth Equity Funds. Prior to May 1, 1997, Aon Advisors, Inc. served as investment advisor to the Fund and was subject to the same compensation arrangement as GE Investment Management Incorporated.

   Certain officers and directors of GE Life & Annuity are also officers and directors of Capital Brokerage Corporation.

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